As filed with the Securities and Exchange Commission on January 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-00582
NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

NOVEMBER 30, 2010

Schedule of Investments Emerging Markets Equity Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (87.3%)

Australia (0.8%)
Centamin Egypt *	92,300	267
Brazil (7.1%)
BM&FBOVESPA SA	47,800	364
Brasil Insurance Participacoes E Administracao *	172	164
Cielo SA ñ	1,230	11
Cielo SA	34,100	296
Diagnosticos da America	44,800	575
PDG Realty Empreendimentos E Participacoes	59,800	362
Porto Seguro	26,000	391
TOTVS SA	3,485	346
		2,509
Canada (3.2%)
Bankers Petroleum *	37,900	245
Eldorado Gold	9,800	171
Pacific Rubiales Energy *	22,600	704
		1,120
Chile (1.2%)
Sociedad Quimica y Minera de Chile ADR, B Shares	8,170	414

China (17.9%)
Bank of China, H Shares	1,133,400	604
China Automation Group	359,700	262
China Green Holdings	334,700	339
China Information Technology *	22,700	120
China Liansu Group Holdings *	450,000	298
China Mobile	57,250	571
China Shineway Pharmaceutical Group	84,600	272
China South Locomotive & Rolling Stock, H Shares	324,600	387
China Vanke, B Shares	238,500	301
CNOOC Ltd.	279,000	605
First Tractor, H Shares	301,300	344
GOME Electrical Appliances Holdings *	1,011,654	397
Kingdee International Software Group	769,100	426
Minth Group	172,800	293
Travelsky Technology, H Shares	351,300	372
Weichai Power, H Shares	34,800	242
Yingde Gases Group ñ*	5,100	4
Yingde Gases Group *	311,500	270
Zijin Mining Group, H Shares	179,200	169
		6,276
India (7.9%)
Andhra Bank	70,180	241
Bank of Baroda	17,170	352
BEML Ltd.	8,315	179
Cairn India *	22,729	157
DEN Networks *	61,550	239
Eicher Motors	12,340	318
Escorts Ltd.	35,970	149
Ess Dee Aluminium	13,095	140
Exide Industries	96,480	342
Gujarat State Petronet	93,395	221
Sun TV Network	14,725	162
United Phosphorus	62,890	259
		2,759
Indonesia (2.9%)
PT Adaro Energy Tbk	359,300	92
PT Global Mediacom Tbk	8,898,300	473
PT United Tractors Tbk	176,235	449
		1,014
Israel (2.1%)
Israel Chemicals	33,751	486
Teva Pharmaceutical Industries ADR	5,350	268
		754
Korea (9.8%)
Busan Bank	28,290	334
Dongbu Insurance	8,910	294
Hyundai Mobis	2,730	647
KT Corp. ADR	25,200	512
LG Chem	1,135	380
LG Innotek	1,630	183
Samsung Electronics	1,246	888
Taewoong Co.	4,737	190
		3,428
Luxembourg (0.6%)
Millicom International Cellular	2,550	221

Malaysia (2.7%)
Axiata Group *	358,600	519
Top Glove	230,300	414
		933
Mexico (1.2%)
Genomma Lab Internacional Class B *	175,600	411

Nigeria (0.9%)
Guaranty Trust Bank	3,159,748	325

Philippines (2.5%)
Energy Development	2,165,650	276
International Container Terminal Services	650,200	609
		885
Russia (5.2%)
LUKOIL ADR	6,140	338
Magnit GDR	16,715	441
Pharmstandard GDR *	12,755	344
Sberbank GDR	2,021	716
		1,839
South Africa (6.2%)
Aspen Pharmacare Holdings	21,425	281
BHP Billiton	7,875	278
MTN Group	31,721	542
Naspers Ltd., N Shares	6,420	320
Raubex Group	108,322	351
Shoprite Holdings	12,090	165
Tiger Brands	9,190	240
		2,177
Sweden (0.6%)
Oriflame Cosmetics SDR	4,187	218

Taiwan, Province Of China (7.9%)
E Ink Holdings *	106,000	204
Hung Poo Real Estate Development	146,400	202
Powertech Technology	101,664	322
Simplo Technology	79,342	514
Taiwan Semiconductor Manufacturing	176,439	367
TXC Corp.	213,860	404
WPG Holdings	244,856	455
Young Fast Optoelectronics	29,459	320
		2,788
Thailand (1.6%)
Bangkok Bank Public	50,100	239
Thanachart Capital PCL	272,600	336
		575
Turkey (2.3%)
Sinpas Gayrimenkul Yatirim Ortakligi *	221,386	278
Turkiye Garanti Bankasi	96,286	534
		812
United Kingdom (2.7%)
Afren PLC *	164,140	320
Antofagasta PLC	17,509	358
Tullow Oil	15,215	272
		950
Total Common Stocks (Cost $27,939)		30,675

Preferred Stocks (7.7%)

Brazil (7.7%)
Banco Do Estado do Rio Grande do Sul Class B	42,500	483
Companhia de Bebidas das Americas ADR	2,340	318
Petroleo Brasileiro ADR	19,840	581
Randon Participacoes	30,900	249
Refinaria de Petroleo Ipiranga Ñ*^^	173	0
Vale SA ADR	38,225	1,085

Total Preferred Stocks (Cost $2,426)		2,716

Rights (0.1%)

China (0.1%)
Bank Of China * (Cost $0)	101,040	18

Short-Term Investments (6.6%)
State Street Institutional Liquid Reserves Fund Institutional Class	2,307,088	2,307

Total Investments## (101.7%) (Cost $32,672)		35,716

Liabilities, less cash, receivables and other assets [(1.7%)]		(601)

Total Net Assets (100.0%)		$ 35,115

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
Emerging Markets Equity Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$3,846	11.0%
Oil, Gas & Consumable Fuels	3,314	9.4%
Machinery	2,769	7.9%
Metals & Mining	2,328	6.6%
Wireless Telecommunication Services	1,853	5.3%
Chemicals	1,813	5.2%
Semiconductors & Semiconductor Equipment	1,577	4.5%
Pharmaceuticals	1,576	4.5%
Electronic Equipment, Instruments & Components	1,566	4.5%
Auto Components	1,282	3.7%
Media	1,194	3.4%
Insurance	849	2.4%
IT Services	799	2.3%
Software	772	2.2%
Transportation Infrastructure	609	1.7%
Food & Staples Retailing	606	1.7%
Food Products	579	1.6%
Health Care Providers & Services	575	1.6%
Computers & Peripherals	514	1.5%
Diversified Telecommunication Services	512	1.5%
Real Estate Management & Development	503	1.4%
Health Care Equipment & Supplies	414	1.2%
Specialty Retail	397	1.1%
Defense	364	1.0%
Household Durables	362	1.0%
Construction & Engineering	351	1.0%
Consumer Finance	336	1.0%
Beverages	318	0.9%
Building Products	298	0.8%
Real Estate Investment Trusts	278	0.8%
Independent Power Producers & Energy Traders	276	0.8%
Gas Utilities	221	0.6%
Personal Products	218	0.6%
Containers & Packaging	140	0.4%
Short-Term Investments and Other Assets-Net	1,706	4.9%

	$35,115	100.0%

NOVEMBER 30, 2010

Schedule of Investments Equity Income Fund
(UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (72.6%)

Air Freight & Logistics (1.6%)
United Parcel Service Class B ØØ	125,200	8,780

Beverages (1.5%)
Foster`s Group	1,558,700	8,441

Capital Markets (2.7%)
Apollo Investment	643,600	6,796
BlackRock, Inc.	50,000	8,150
		14,946
Diversified Financial Services (0.1%)
Warsaw Stock Exchange *	49,000	798

Diversified Telecommunication Services (1.3%)
Chunghwa Telecom	289,100	6,970

Electric Utilities (3.8%)
Exelon Corp.	200,600	7,897
Northeast Utilities	180,000	5,598
Progress Energy	165,000	7,209
		20,704
Food Products (1.3%)
Unilever NV	260,000	7,379

Gas Utilities (1.5%)
New Jersey Resources	186,700	8,049

Machinery (0.6%)
AG Growth International	76,100	3,464

Media (1.2%)
World Wrestling Entertainment Class A	458,200	6,424

Metals & Mining (3.2%)
Franco-Nevada Corp.	309,800	10,370
Royal Gold ‡‡	144,200	7,429
		17,799
Multi-Utilities (8.2%)
Alliant Energy	220,800	8,017
CenterPoint Energy	557,000	8,706
NSTAR	120,000	4,968
PG&E Corp. ‡‡	157,400	7,387
TECO Energy	441,400	7,393
Wisconsin Energy	43,600	2,626
Xcel Energy	263,700	6,197
		45,294
Oil, Gas & Consumable Fuels (15.3%)
ARC Energy Trust	346,600	8,240
Bonavista Energy Trust	382,200	10,548
Canadian Oil Sands Trust	153,300	4,168
Cenovus Energy	354,300	10,193
CNOOC Ltd. ADR ‡‡	25,100	5,404
Crescent Point Energy	254,200	10,282
Enbridge Energy Management *	64,993	3,959
General Maritime	984,300	3,760
Kinder Morgan Management *	88,067	5,636
Knightsbridge Tankers ‡‡	320,000	7,277
Spectra Energy	320,000	7,607
Total SA ADR	155,000	7,559
		84,633
Paper & Forest Products (1.2%)
Weyerhaeuser Co.	406,900	6,791

Pharmaceuticals (2.6%)
Johnson & Johnson	128,600	7,916
Sanofi-Aventis ADR	219,600	6,702
		14,618
Real Estate Investment Trusts (12.7%)
AMB Property ØØ	370,700	10,817
American Campus Communities	250,000	7,860
Ascendas Real Estate Investment Trust	4,005,000	6,309
AvalonBay Communities ‡‡	70,500	7,778
Digital Realty Trust ‡‡	56,100	2,946
Duke Realty	650,000	7,235
GZI REIT	10,233,000	5,403
Lippo-Mapletree Indonesia Retail Trust	6,379,100	2,488
Mapletree Logistic Trust	7,318,907	5,211
Nationwide Health Properties	179,800	6,482
Rayonier Inc. ‡‡	150,000	7,644
		70,173
Real Estate Management & Development (1.1%)
Campus Crest Communities *	463,000	5,838

Road & Rail (1.5%)
Norfolk Southern ‡‡	135,000	8,123

Semiconductors & Semiconductor Equipment (1.5%)
Microchip Technology	239,600	8,053

Software (1.2%)
Nintendo ADR	191,100	6,517

Thrifts & Mortgage Finance (1.4%)
New York Community Bancorp	450,000	7,560

Tobacco (1.2%)
Philip Morris International ‡‡	120,300	6,844

Transportation Infrastructure (1.4%)
Singapore Airport Terminal Services	3,443,000	7,484

Water Utilities (1.4%)
Aqua America	357,600	7,706

Wireless Telecommunication Services (3.1%)
China Mobile ADR	149,600	7,457
Philippine Long Distance Telephone ADR	88,000	4,784
Taiwan Mobile	2,095,000	4,694
		16,935
Total Common Stocks (Cost $372,448)		400,323

Convertible Preferred Stocks (1.3%)
Bunge Ltd.	53,000	4,810
Vale Capital II	25,000	2,236

Total Convertible Preferred Stocks (Cost $6,546)		7,046

	Principal Amount
Convertible Bonds (16.1%)
Affiliated Managers Group, Inc., Senior Unsecured Notes, 3.95%, due 8/15/38	$4,355,000	4,627
Bill Barrett Corp., Senior Unsecured Notes, 5.00%, due 3/15/28	3,620,000	3,706
Charles River Laboratories International, Inc., Senior Unsecured Notes, 2.25%, due 6/15/13	6,330,000	6,219
Covanta Holding Corp., Senior Unsecured Notes, 1.00%, due 2/1/27	6,200,000	6,099
Equinix, Inc., Subordinated Notes, 3.00%, due 10/15/14	5,570,000	5,445
Hologic, Inc., Senior Unsecured Notes, Step-Down, 2.00%/0.00%, due 12/15/37 a	7,840,000	7,272
Host Hotels & Resorts L.P., Guaranteed Notes, 2.63%, due 4/15/27 ñ	6,000,000	5,925
Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, due 6/30/12	6,380,000	6,252
Integra Lifesciences Holdings Corp., Guaranteed Notes, 2.38%, due 6/1/12 ñ	6,881,000	6,778
James River Coal Co., Senior Unsecured Notes, 4.50%, due 12/1/15 ñ	4,000,000	4,320
Kinross Gold Corp., Senior Unsecured Notes, 1.75%, due 3/15/28	4,705,000	4,770
Lions Gate Entertainment Corp., Guaranteed Notes, 2.94%, due 10/15/24	2,600,000	2,558
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13	$5,940,000	5,554
PDL BioPharma, Inc., Senior Unsecured Notes, 2.00%, due 2/15/12	6,220,000	6,127
SM Energy Co., Senior Unsecured Notes, 3.50%, due 4/1/27	1,350,000	1,515
Trinidad Energy Services Income Trust, Subordinated Notes, 7.75%, due 7/31/12	5,550,000	5,461
Wright Medical Group, Inc., Senior Unsecured Notes, 2.63%, due 12/1/14	6,855,000	6,349

Total Convertible Bonds (Cost $86,146)		88,977

Short-Term Investments (6.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $37,884)	37,884,353	37,884

Total Investments## (96.9%) (Cost $503,024)		534,230

Cash, receivables and other assets, less liabilities‡‡ (3.1%)		17,208

Total Net Assets (100.0%)		$551,438

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Focus Fund
(UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (98.7%)

Aerospace & Defense (3.2%)
Honeywell International	60,000	2,983
Rockwell Collins	270,000	15,136
18,119
Biotechnology (7.5%)
Amgen Inc. *	450,000	23,710
Gilead Sciences *	500,000	18,250
41,960
Capital Markets (6.3%)
BlackRock, Inc.	20,880	3,403
Goldman Sachs Group	79,000	12,335
State Street	455,000	19,656
35,394
Chemicals (2.3%)
Air Products & Chemicals	150,000	12,933

Commercial Services & Supplies (2.4%)
Covanta Holding	860,000	13,519

Computers & Peripherals (5.3%)
Apple, Inc. *	47,000	14,624
Hewlett-Packard	365,000	15,305
29,929
Containers & Packaging (0.3%)
Crown Holdings *	50,000	1,552

Diversified Financial Services (3.7%)
J.P. Morgan Chase	560,000	20,933

Electric Utilities (1.2%)
NextEra Energy	135,000	6,834

Electronic Equipment, Instruments & Components (1.8%)
Corning Inc.	590,000	10,419

Energy Equipment & Services (2.0%)
McDermott International *	100,000	1,833
Schlumberger Ltd.	125,000	9,668
11,501
Food & Staples Retailing (2.2%)
Wal-Mart Stores	225,000	12,170

Health Care Equipment & Supplies (4.0%)
Covidien PLC	540,000	22,718

Health Care Providers & Services (1.3%)
Express Scripts *	139,900	7,287

Household Products (0.6%)
Colgate-Palmolive	45,000	3,445

Industrial Conglomerates (0.6%)
3M Co.	40,000	3,359

Insurance (6.6%)
Prudential Financial	300,000	15,204
Reinsurance Group of America	310,000	15,478
Travelers Cos.	115,000	6,209
36,891
Internet Software & Services (3.1%)
Yahoo! Inc. *	1,097,600	17,309

IT Services (2.3%)
IBM	90,000	12,731

Leisure Equipment & Products (1.1%)
Mattel Inc. *	245,000	6,331

Machinery (5.2%)
Deere & Co.	40,000	2,988
Ingersoll-Rand PLC	640,000	26,240
29,228
Media (5.1%)
Comcast Corp. Class A Special	710,000	13,469
Omnicom Group	340,000	15,449
28,918
Multiline Retail (3.8%)
Target Corp.	375,000	21,353

Oil, Gas & Consumable Fuels (11.4%)
Denbury Resources *	1,130,000	20,543
Occidental Petroleum	245,000	21,602
Range Resources	525,000	22,045
64,190
Pharmaceuticals (4.3%)
Pfizer Inc.	1,500,000	24,435

Semiconductors & Semiconductor Equipment (0.7%)
Silicon Laboratories *	90,000	3,823

Software (5.8%)
Activision Blizzard	780,000	9,157
Microsoft Corp.	925,000	23,319
32,476
Specialty Retail (1.3%)
Chico's FAS	600,000	7,230

Tobacco (3.3%)
Philip Morris International	330,000	18,774

Total Common Stocks (Cost $509,315)		555,761

Short-Term Investments (1.2%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,647)	6,646,834	6,647

Total Investments## (99.9%) (Cost $515,962)	562,408

Cash, receivables and other assets, less liabilities (0.1%)	465

Total Net Assets (100.0%)	$ 562,873

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Genesis Fund
(UNAUDITED)

	Number of Shares	Value† ($000’s)
Common Stocks (95.1%)

Aerospace & Defense (1.3%)
Alliant Techsystems *	1,463,362	108,157
American Science & Engineering	300,947	24,262
		132,419
Air Freight & Logistics (0.5%)
Forward Air ^	1,708,900	47,029

Auto Components (0.7%)
Gentex Corp.	3,286,049	68,974

Beverages (0.8%)
Boston Beer Class A *^	1,018,419	83,184

Capital Markets (1.0%)
Eaton Vance	1,070,300	31,809
Greenhill & Co.	663,400	49,715
Waddell & Reed Financial Class A	775,861	23,897
		105,421
Chemicals (2.1%)
Balchem Corp.	1,011,000	31,301
Intrepid Potash *	3,620,499	110,968
RPM International	2,055,544	42,097
Sensient Technologies	908,732	30,870
		215,236
Commercial Banks (3.3%)
Bank of Hawaii	1,576,100	68,245
BOK Financial	1,089,194	50,866
Cullen/Frost Bankers	1,472,700	78,848
First Financial Bankshares	757,001	36,616
Westamerica Bancorp ^	2,121,843	103,716
		338,291
Commercial Services & Supplies (4.5%)
Copart, Inc. *	2,857,931	101,399
Healthcare Services Group ^	5,920,281	94,310
Ritchie Bros. Auctioneers	4,148,710	83,057
Rollins, Inc.	4,505,347	121,735
United Stationers *	1,135,875	72,094
		472,595
Construction & Engineering (0.5%)
Layne Christensen *^	1,670,221	55,067

Containers & Packaging (3.3%)
AptarGroup Inc. ^	6,440,600	294,142
Silgan Holdings	1,561,683	53,472
		347,614
Diversified Consumer Services (2.1%)
Capella Education *	729,674	39,979
Hillenbrand, Inc.	2,396,096	46,269
Matthews International Class A ^	2,058,038	66,845
Strayer Education	446,511	60,667
		213,760
Diversified Financial Services (0.2%)
Pico Holdings *	835,272	23,847

Electronic Equipment, Instruments & Components (1.2%)
Trimble Navigation *	3,229,142	120,253

Energy Equipment & Services (5.0%)
CARBO Ceramics ^	2,158,100	209,659
Lufkin Industries ^	1,732,820	87,733
Natural Gas Services Group *	249,200	4,099
Oceaneering International *^	2,846,512	196,694
Pason Systems	1,285,065	17,406
		515,591
Food & Staples Retailing (1.6%)
Ruddick Corp. ^	4,617,967	169,756

Food Products (1.5%)
Flowers Foods	1,909,600	50,031
J & J Snack Foods ^	1,240,646	56,760
Lancaster Colony	888,510	46,265
		153,056
Gas Utilities (2.4%)
New Jersey Resources ^	2,101,500	90,596
Northwest Natural Gas	858,400	41,907
South Jersey Industries	1,490,044	76,275
WGL Holdings	1,017,000	36,877
		245,655
Health Care Equipment & Supplies (7.5%)
Abaxis, Inc. *	1,111,400	30,008
American Medical Systems Holdings *^	6,436,065	115,399
DENTSPLY International	2,051,300	63,426
Haemonetics Corp. *^	2,679,400	157,522
IDEXX Laboratories *	2,398,462	154,005
Immucor Inc. *	2,939,091	53,991
Meridian Bioscience ^	2,173,597	48,297
Sirona Dental Systems *	2,341,526	88,486
West Pharmaceutical Services	1,236,412	46,885
Wright Medical Group *	1,249,294	16,478
		774,497
Health Care Providers & Services (4.7%)
AmSurg Corp. *^	1,824,734	33,539
Henry Schein *	2,461,840	141,383
Landauer, Inc. ^	854,445	56,060
MWI Veterinary Supply *^	1,137,029	69,473
Patterson Companies	3,191,200	94,874
PSS World Medical *	1,559,215	32,120
VCA Antech *	2,792,805	61,009
		488,458
Health Care Technology (0.7%)
Quality Systems	1,179,405	76,060

Hotels, Restaurants & Leisure (0.2%)
Brinker International	1,018,600	20,820

Household Products (2.4%)
Church & Dwight ^	3,854,755	251,523

Industrial Conglomerates (0.8%)
Raven Industries ^	1,872,976	83,160

Insurance (4.0%)
Brown & Brown	1,334,770	30,526
Hanover Insurance Group	1,223,300	55,391
Harleysville Group ^	1,761,018	62,675
HCC Insurance Holdings	1,290,500	36,237
Infinity Property & Casualty	99,400	5,738
RenaissanceRe Holdings	1,435,653	86,541
RLI Corp. ^	1,249,007	72,418
Safety Insurance Group	646,340	30,255
Validus Holdings	1,283,900	37,503
		417,284
Internet & Catalog Retail (0.4%)
PetMed Express ^	2,502,238	44,365

IT Services (1.8%)
Forrester Research *^	1,265,253	43,841
Jack Henry & Associates	1,481,100	40,493
ManTech International Class A *^	2,417,500	96,507
NCI, Inc. Class A *	350,899	7,709
		188,550
Leisure Equipment & Products (0.9%)
Polaris Industries	1,314,860	95,577

Life Science Tools & Services (3.9%)
Charles River Laboratories International *	596,100	19,463
Dionex Corp. *^	2,032,932	185,343
ICON PLC ADR *^	3,807,400	76,643
Pharmaceutical Product Development	4,032,400	100,487
Techne Corp.	418,300	25,127
		407,063
Machinery (10.4%)
AG Growth International ^	1,295,100	58,952
Astec Industries *	359,822	10,777
Bucyrus International	463,000	41,281
Chart Industries *	139,912	4,425
CLARCOR Inc. ^	5,057,322	205,884
Donaldson Co.	2,621,100	142,299
Graco Inc.	873,717	31,419
Joy Global	1,287,800	98,285
Lincoln Electric Holdings	473,982	29,226
Lindsay Corp. ^	1,249,250	73,756
Nordson Corp.	1,507,904	119,773
Toro Co	712,694	41,486

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Genesis Fund cont’d
(UNAUDITED)

	Number of Shares	Value† ($000’s)

Valmont Industries	1,052,504	85,105
Wabtec Corp. ^	2,871,200	132,735
		1,075,403
Metals & Mining (4.2%)
Alamos Gold	3,094,300	59,550
Compass Mineral International ^	3,788,500	312,930
Major Drilling Group International ^	1,909,900	64,381
		436,861
Mutual Funds (1.2%)
SPDR Gold Trust *	900,000	121,878

Office Electronics (0.9%)
Zebra Technologies Class A *	2,676,170	97,520

Oil, Gas & Consumable Fuels (9.1%)
Alpha Natural Resources *	96,174	4,766
Brigham Exploration *	3,047,628	76,648
Cabot Oil & Gas	2,749,900	96,164
Comstock Resources *	827,500	20,274
Concho Resources *	2,690,092	222,605
Denbury Resources *	5,904,869	107,350
Legacy Oil + Gas *	327,700	4,158
Northern Oil and Gas *	1,230,140	28,109
Petrobank Energy and Resources *	3,183,700	125,419
Resolute Energy *	1,375,662	17,705
SM Energy	2,032,600	101,000
Southwestern Energy *	3,361,700	121,693
Vermilion Energy	567,800	23,223
		949,114
Professional Services (0.4%)
Exponent, Inc. *^	1,161,935	40,575

Semiconductors & Semiconductor Equipment (0.1%)
GT Solar International *	895,900	5,994

Software (6.2%)
Blackbaud, Inc. ^	3,998,203	101,195
FactSet Research Systems	1,300,000	115,271
MICROS Systems *^	4,512,842	197,301
Solera Holdings ^	4,777,353	229,313
		643,080
Specialty Retail (1.4%)
Hibbett Sports *^	1,909,963	65,416
Leon's Furniture	568,000	7,442
Sally Beauty Holdings *	803,608	11,050
Tractor Supply	1,457,500	61,900
		145,808
Thrifts & Mortgage Finance (0.6%)
Brookline Bancorp ^	3,727,590	36,642
Oritani Financial	2,028,700	22,783
		59,425
Trading Companies & Distributors (0.6%)
MSC Industrial Direct Class A	808,500	48,623
Richelieu Hardware	587,500	17,095
		65,718
Water Utilities (0.7%)
American States Water	722,423	26,426
Aqua America	2,214,235	47,717
		74,143
Total Common Stocks
(Cost $6,339,340)		9,870,624

Short-Term Investments (4.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $512,022)	512,022,147	512,022

Total Investments## (100.0%)
(Cost $6,851,362)		10,382,646

Cash, receivables and other assets, less liabilities (0.0%)		805

Total Net Assets (100.0%)		$ 10,383,451

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Guardian Fund
(UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (97.7%)

Beverages (2.4%)
Coca-Cola	412,800	26,077

Capital Markets (9.6%)
Bank of New York Mellon	1,210,858	32,681
BlackRock, Inc.	172,900	28,183
Charles Schwab	2,953,655	44,393
105,257
Commercial Services & Supplies (3.0%)
Republic Services	1,178,900	33,174

Electronic Equipment, Instruments & Components (6.0%)
Anixter International	603,285	33,705
National Instruments	937,154	31,976
65,681
Energy Equipment & Services (6.4%)
Cameron International *	516,025	24,826
Schlumberger Ltd.	591,880	45,776
70,602
Food & Staples Retailing (2.1%)
Costco Wholesale	340,000	22,987

Food Products (2.9%)
J.M. Smucker	508,100	32,137

Health Care Equipment & Supplies (8.6%)
C.R. Bard	422,100	35,815
Covidien PLC	817,875	34,408
Hospira, Inc. *	431,650	24,285
94,508
Household Products (3.0%)
Procter & Gamble	537,900	32,850
Industrial Conglomerates (3.4%)
3M Co.	442,210	37,137
Industrial Gases (2.0%)
Praxair, Inc.	239,331	22,030
Insurance (5.1%)
Markel Corp. *	60,505	21,388
Progressive Corp.	1,679,950	34,170
55,558
Internet Software & Services (3.8%)
Yahoo! Inc. *	2,638,850	41,615

IT Services (4.9%)
MasterCard, Inc. Class A	145,040	34,379
SAIC, Inc. *	1,249,406	19,141
53,520
Machinery (4.6%)
Danaher Corp.	1,161,754	50,246

Media (5.5%)
Comcast Corp. Class A Special	1,429,725	27,122
Scripps Networks Interactive Class A	642,910	32,756
59,878
Oil, Gas & Consumable Fuels (8.1%)
BG Group PLC	2,384,869	43,086
Newfield Exploration *	682,700	45,625
88,711
Pharmaceuticals (2.8%)
Roche Holding AG	221,453	30,405

Road & Rail (1.5%)
Canadian National Railway	254,335	16,265

Semiconductors & Semiconductor Equipment (7.9%)
Altera Corp.	1,029,674	36,131
Texas Instruments	1,572,650	50,010
86,141
Software (1.9%)
Intuit Inc. *	458,178	20,568

Trading Companies & Distributors (2.2%)
W.W. Grainger	197,840	24,716

Total Common Stocks (Cost $885,813)		1,070,063

Short-Term Investments (2.7%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $29,693)	29,692,695	29,693

Total Investments## (100.4%) (Cost $915,506)	1,099,756

Liabilities, less cash, receivables and other assets [(0.4%)]	(4,215)

Total Net Assets (100.0%)	$ 1,095,541

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments International Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (97.6%)
Australia (1.4%)
Centamin Egypt *	1,257,000	3,637
Whitehaven Coal	195,090	1,260
	4,897
Austria (0.7%)
Vienna Insurance Group Wiener Staedtische Versicherung	48,280	2,244

Belgium (2.7%)
Ageas	192,640	440
Anheuser-Busch InBev	39,019	2,124
Colruyt SA	54,870	2,741
Telenet Group Holding	114,468	4,146
	9,451
Brazil (2.4%)
Banco Santander Brasil ADR	146,500	1,912
Porto Seguro	262,900	3,956
TOTVS SA	25,605	2,544
	8,412
Canada (8.0%)
Bankers Petroleum *	290,800	1,878
Corus Entertainment, B Shares	157,932	3,223
Eldorado Gold	198,100	3,456
MacDonald, Dettwiler *	106,525	5,092
Neo Material Technologies *	370,400	2,631
Pacific Rubiales Energy *	184,900	5,764
Silver Wheaton *	150,000	5,538
	27,582
Chile (1.2%)
Sociedad Quimica y Minera de Chile ADR, B Shares	82,280	4,173
China (2.3%)
Bank of China, H Shares	6,322,000	3,371
China Liansu Group Holdings *	4,559,600	3,018
China Vanke, B Shares	1,264,589	1,596
	7,985
Denmark (1.8%)
Novo Nordisk Class B	34,524	3,415
Trygvesta AS	66,025	2,847
	6,262
France (5.8%)
Alcatel-Lucent *	1,134,666	3,081
Arkema	53,937	3,214
BNP Paribas	50,535	2,991
CNP Assurances	123,881	1,986
Eutelsat Communications	103,238	3,476
Sodexo	80,840	5,095
	19,843
Germany (4.9%)
Deutsche Boerse	61,129	3,697
Fresenius Medical Care	54,055	3,120
Linde AG	26,072	3,641
SMA Solar Technology	17,371	1,511
Tognum AG	202,998	4,821
	16,790
Hong Kong (2.3%)
China Mobile ADR	65,665	3,273
CNOOC Ltd.	1,280,000	2,776
Kerry Properties	335,500	1,685
	7,734
India (0.8%)
Bank of Baroda	126,700	2,601

Ireland (0.9%)
DCC PLC	121,751	3,177

Israel (0.6%)
Teva Pharmaceutical Industries ADR	42,900	2,147

Japan (13.3%)
Brother Industries	272,300	3,865
Circle K Sunkus	178,500	2,476
GMO Internet	543,600	2,176
Jupiter Telecommunications	5,303	5,399
KDDI Corp.	741	4,237
Kenedix Realty Investment	898	3,605
Makita Corp.	79,400	2,870
Nifco, Inc.	143,800	3,787
Nihon Kohden	187,800	3,644
Nippon Electric Glass	360,300	5,059
NSD Co.	78,200	807
Point, Inc.	37,080	1,628
Sankyo Co.	55,800	2,954
Sundrug Co.	115,500	3,140
	45,647
Korea (3.5%)
Hyundai Mobis	28,752	6,820
Samsung Electronics	3,884	2,767
Samsung SDI	16,440	2,347
	11,934
Netherlands (9.8%)
Akzo Nobel	69,366	3,730
Fugro NV	63,066	4,249
Koninklijke Ahold	318,284	3,846
Nutreco Holding	76,604	5,379
Sligro Food Group Ñ	120,323	3,569
TNT NV	169,421	4,043
Unilever NV	215,224	6,071
USG People *	168,255	2,952
	33,839
Norway (2.1%)
DnB NOR	350,385	4,287
Prosafe ASA	447,275	2,952
	7,239
South Africa (1.1%)
MTN Group	213,832	3,651

Sweden (1.5%)
Elekta AB, B Shares	54,160	1,823
Svenska Handelsbanken, A Shares	106,559	3,182
	5,005
Switzerland (8.8%)
Bucher Industries	20,915	3,230
Credit Suisse Group	76,636	2,828
Givaudan SA	3,620	3,629
Nestle SA	96,756	5,259
Roche Holding	28,088	3,856
SGS SA	2,966	4,855
Sulzer AG	49,651	6,456
	30,113
United Kingdom (21.7%)
Amlin PLC	739,067	4,317
Antofagasta PLC	157,942	3,231
Avanti Communications Group *	65,983	745
Avanti Communications Group ñ*	117,100	1,321
Balfour Beatty	221,206	942
BG Group	136,865	2,473
Cairn Energy *	647,850	3,895
Chemring Group	130,189	5,802
Croda International	162,519	3,676
Experian Group	486,319	5,556
Fidessa Group Ñ	73,694	1,615
HSBC Holdings	325,184	3,306
Informa PLC	407,047	2,503
Jazztel PLC *	600,765	2,462
Jazztel PLC ñ*	161,400	661
Mitie Group	809,685	2,608
Reed Elsevier	414,597	3,282
Rio Tinto ADR	52,300	3,354
RPS Group	982,493	3,438
Smith & Nephew	234,439	2,124
Subsea 7 *	126,810	2,660
Travis Perkins	132,400	1,664
Tullow Oil	136,915	2,443
Vodafone Group	2,860,568	7,152
Willis Group Holdings	107,900	3,434
	74,664
Total Common Stocks (Cost $276,248)	335,390

Preferred Stocks (0.0%)

Brazil (0.0%)
Refinaria de Petroleo Ipiranga *Ñ^^ (Cost $8)	19,056	11

Rights (0.0%)

Belgium (0.0%)
Ageas VVPR Strip *	192,640	0
Anheuser-Busch InBev VVPR Strip *	177,256	1
	1
China (0.0%)
Bank of China *	646,400	117

Total Rights (Cost $0)	118

Warrants (0.0%)

Italy (0.0%)
UBI Banca * (Cost $0)	165,350	1

Short-Term Investments (2.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $8,034)	8,033,659	8,034

Total Investments## (100.0%) (Cost $284,290)	343,554

Cash, receivables and other assets, less liabilities (0.0%)	110

Total Net Assets (100.0%)		$ 343,664

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$24,694	7.2%
Commercial Banks	21,768	6.3%
Oil, Gas & Consumable Fuels	20,489	6.0%
Insurance	19,224	5.6%
Metals & Mining	19,216	5.6%
Wireless Telecommunication Services	18,313	5.3%
Media	17,883	5.2%
Food Products	16,709	4.9%
Food & Staples Retailing	15,772	4.6%
Professional Services	13,363	3.9%
Machinery	12,556	3.6%
Auto Components	10,607	3.1%
Software	10,058	2.9%
Energy Equipment & Services	9,861	2.9%
Pharmaceuticals	9,418	2.7%
Diversified Telecommunication Services	9,335	2.7%
Health Care Equipment & Supplies	7,591	2.2%
Electronic Equipment, Instruments & Components	7,406	2.2%
Commercial Services & Supplies	6,046	1.8%
Aerospace & Defense	5,802	1.7%
Hotels, Restaurants & Leisure	5,095	1.5%
Electrical Equipment	4,821	1.4%
Semiconductors & Semiconductor Equipment	4,278	1.2%
Air Freight & Logistics	4,043	1.2%
Office Electronics	3,865	1.1%
Diversified Financial Services	3,697	1.1%
Real Estate Investment Trusts	3,605	1.0%
Real Estate Management & Development	3,281	0.9%
Industrial Conglomerates	3,177	0.9%
Health Care Providers & Services	3,120	0.9%
Communications Equipment	3,081	0.9%
Building Products	3,018	0.9%
Leisure Equipment & Products	2,954	0.9%
Capital Markets	2,828	0.8%
Internet Software & Services	2,176	0.6%
Beverages	2,125	0.6%
Trading Companies & Distributors	1,664	0.5%
Specialty Retail	1,628	0.5%
Construction & Engineering	942	0.3%
Consumer Discretionary	11	0.0%
Short-Term Investments and Other Assets-Net	8,144	2.4%

	$343,664	100.0%

NOVEMBER 30, 2010

Schedule of Investments International Institutional Fund
(UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (96.9%)

Australia (1.4%)
Centamin Egypt *	676,100	1,956
Whitehaven Coal	105,800	684
	2,640
Austria (0.7%)
Vienna Insurance Group Wiener Staedtische Versicherung	27,200	1,264

Belgium (2.6%)
Anheuser-Busch InBev	21,078	1,147
Colruyt SA	29,675	1,483
Telenet Group Holding	61,830	2,239
	4,869
Brazil (2.5%)
Banco Santander Brasil ADR	79,400	1,036
Porto Seguro	148,500	2,235
TOTVS SA	13,840	1,375
	4,646
Canada (7.9%)
Bankers Petroleum *	157,000	1,014
Corus Entertainment, B Shares	85,344	1,742
Eldorado Gold	106,500	1,858
MacDonald, Dettwiler *	57,294	2,738
Neo Material Technologies *	200,100	1,421
Pacific Rubiales Energy *	99,900	3,114
Silver Wheaton *	80,900	2,987
	14,874
Chile (1.2%)
Sociedad Quimica y Minera de Chile ADR, B Shares	44,405	2,252

China (2.3%)
Bank of China, H Shares	3,416,000	1,821
China Liansu Group Holdings *	2,463,500	1,631
China Vanke, B Shares	720,300	909
	4,361
Denmark (1.9%)
Novo Nordisk Class B	19,495	1,928
Trygvesta AS	35,771	1,543
	3,471
France (5.7%)
Alcatel-Lucent *	622,239	1,690
Arkema	29,565	1,761
BNP Paribas	27,294	1,616
CNP Assurances	66,919	1,073
Eutelsat Communications	55,719	1,876
Sodexo	43,670	2,752
	10,768
Germany (4.8%)
Deutsche Boerse	33,024	1,997
Fresenius Medical Care	29,205	1,686
Linde AG	14,082	1,967
SMA Solar Technology	9,385	816
Tognum AG	109,660	2,604
	9,070
Hong Kong (2.3%)
China Mobile ADR	35,470	1,768
CNOOC Ltd.	703,000	1,525
Kerry Properties	181,500	911
	4,204
India (0.7%)
Bank of Baroda	65,200	1,339

Ireland (0.9%)
DCC PLC	65,775	1,716

Israel (0.6%)
Teva Pharmaceutical Industries ADR	23,100	1,156

Japan (13.3%)
Brother Industries	147,100	2,088
Circle K Sunkus	96,400	1,337
GMO Internet	317,300	1,270
Jupiter Telecommunications	2,864	2,916
KDDI Corp.	397	2,270
Kenedix Realty Investment	487	1,955
Makita Corp.	42,900	1,551
Nifco, Inc.	77,600	2,044
Nihon Kohden	103,100	2,001
Nippon Electric Glass	203,900	2,863
NSD Co.	41,500	428
Point, Inc.	20,040	880
Sankyo Co.	30,200	1,598
Sundrug Co.	62,400	1,696
	24,897
Korea (3.4%)
Hyundai Mobis	15,529	3,683
Samsung Electronics	2,101	1,497
Samsung SDI	8,875	1,267
	6,447
Netherlands (9.7%)
Akzo Nobel	37,470	2,015
Fugro NV	34,074	2,296
Koninklijke Ahold	171,951	2,078
Nutreco Holding	41,416	2,908
Sligro Food Group	65,001	1,928
TNT NV	91,622	2,187
Unilever NV	115,368	3,254
USG People *	91,100	1,598
	18,264
Norway (2.1%)
DnB NOR	189,294	2,316
Prosafe ASA	241,635	1,595
	3,911
South Africa (1.1%)
MTN Group	115,521	1,972

Sweden (1.5%)
Elekta AB, B Shares	29,500	993
Svenska Handelsbanken, A Shares	57,570	1,719
	2,712
Switzerland (8.7%)
Bucher Industries	11,294	1,744
Credit Suisse Group	41,129	1,518
Givaudan SA	1,955	1,960
Nestle SA	53,116	2,887
Roche Holding	15,864	2,178
SGS SA	1,597	2,614
Sulzer AG	26,825	3,488
	16,389
United Kingdom (21.6%)
Amlin PLC	399,266	2,332
Antofagasta PLC	85,322	1,745
Avanti Communications Group *	44,231	499
Avanti Communications Group ñ*	57,319	647
Balfour Beatty	119,502	509
BG Group	75,100	1,357
Cairn Energy *	349,990	2,104
Chemring Group	70,333	3,134
Croda International	88,010	1,990
Experian Group	264,042	3,017
Fidessa Group	39,820	873
HSBC Holdings	176,001	1,789
Informa PLC	219,983	1,353
Jazztel PLC *	340,605	1,396
Jazztel PLC ñ*	79,300	325
Mitie Group	444,400	1,431
Reed Elsevier	226,288	1,792
Rio Tinto ADR	28,700	1,840
RPS Group	530,774	1,858
Smith & Nephew	126,653	1,147
Subsea 7 *	69,600	1,460
Travis Perkins	71,520	899
Tullow Oil	73,969	1,320
Vodafone Group	1,568,657	3,922
Willis Group Holdings	58,300	1,856
	40,595
Total Common Stocks (Cost $156,658)	181,817

Rights (0.0%)

Belgium (0.0%)
Ageas VVPR Strip *	77,074	0
Anheuser-Busch InBev VVPR Strip *	101,696	1
		1
China (0.0%)
Bank of China *	341,600	62

Total Rights (Cost $0)		63

Warrants (0.0%)

Italy (0.0%)
UBI Banca * (Cost $0)	89,730	1

Short-Term Investments (2.7%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,092)	5,092,171	5,092

Total Investments## (99.6%) (Cost $161,750)	186,973

Cash, receivables and other assets, less liabilities (0.4%)	784

Total Net Assets (100.0%)		$ 187,757

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Institutional Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$13,366	7.1%
Commercial Banks	11,699	6.2%
Oil, Gas & Consumable Fuels	11,118	5.9%
Metals & Mining	10,386	5.5%
Insurance	10,303	5.5%
Wireless Telecommunication Services	9,932	5.3%
Media	9,678	5.1%
Food Products	9,049	4.8%
Food & Staples Retailing	8,522	4.5%
Professional Services	7,229	3.8%
Machinery	6,783	3.6%
Auto Components	5,727	3.1%
Software	5,414	2.9%
Energy Equipment & Services	5,351	2.8%
Pharmaceuticals	5,262	2.8%
Diversified Telecommunication Services	5,106	2.7%
Health Care Equipment & Supplies	4,141	2.2%
Electronic Equipment, Instruments & Components	4,130	2.2%
Commercial Services & Supplies	3,290	1.8%
Aerospace & Defense	3,134	1.7%
Hotels, Restaurants & Leisure	2,752	1.5%
Electrical Equipment	2,604	1.4%
Semiconductors & Semiconductor Equipment	2,313	1.2%
Air Freight & Logistics	2,187	1.2%
Office Electronics	2,088	1.1%
Diversified Financial Services	1,997	1.1%
Real Estate Investment Trusts	1,955	1.0%
Real Estate Management & Development	1,820	1.0%
Industrial Conglomerates	1,716	0.9%
Communications Equipment	1,690	0.9%
Health Care Providers & Services	1,686	0.9%
Building Products	1,631	0.9%
Leisure Equipment & Products	1,598	0.9%
Capital Markets	1,518	0.8%
Internet Software & Services	1,270	0.7%
Beverages	1,148	0.6%
Trading Companies & Distributors	899	0.5%
Specialty Retail	880	0.5%
Construction & Engineering	509	0.3%
Short-Term Investments and Other Assets-Net	5,876	3.1%

	$187,757	100.0%

NOVEMBER 30, 2010

Schedule of Investments International Large Cap Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (96.7%)

Australia (1.4%)
Centamin Egypt *	638,800	1,848
Whitehaven Coal	99,800	645
		2,493
Austria (0.9%)
Vienna Insurance Group Wiener Staedtische Versicherung	34,470	1,602

Belgium (2.1%)
Anheuser-Busch InBev	29,467	1,604
Colruyt SA	43,545	2,175
		3,779
Brazil (2.0%)
Banco Santander Brasil ADR	113,300	1,479
Porto Seguro	141,500	2,129
		3,608
Canada (6.3%)
Bankers Petroleum *	195,400	1,262
Cenovus Energy	56,502	1,625
Eldorado Gold	100,600	1,755
Pacific Rubiales Energy *	89,100	2,778
Silver Wheaton *	102,700	3,792
		11,212
Chile (1.6%)
Sociedad Quimica y Minera de Chile ADR, B Shares	54,245	2,751

China (1.5%)
Bank of China, H Shares	3,271,000	1,744
China Vanke, B Shares	681,400	860
		2,604
Denmark (2.6%)
Novo Nordisk Class B	27,867	2,756
Trygvesta AS	42,615	1,838
		4,594
France (7.3%)
Alcatel-Lucent *	731,272	1,986
BNP Paribas	25,846	1,530
CNP Assurances	64,195	1,029
Eutelsat Communications	65,545	2,207
Schneider Electric	25,406	3,567
Sodexo	41,764	2,632
		12,951
Germany (8.9%)
Brenntag AG *	19,800	1,745
Deutsche Boerse	39,282	2,376
Fresenius Medical Care	35,165	2,030
Linde AG	16,740	2,338
SAP AG ADR	40,685	1,909
Siemens AG	24,913	2,726
Tognum AG	108,615	2,579
		15,703
Hong Kong (3.0%)
China Mobile ADR	41,815	2,085
CNOOC Ltd.	876,000	1,900
Kerry Properties	260,500	1,308
		5,293
India (0.8%)
Bank of Baroda	64,900	1,332

Israel (0.6%)
Teva Pharmaceutical Industries ADR	19,800	991

Japan (8.9%)
Brother Industries	106,300	1,509
Fujitsu Ltd.	194,000	1,245
Jupiter Telecommunications	3,108	3,164
KDDI Corp.	467	2,670
Makita Corp.	54,300	1,963
Nippon Electric Glass	228,400	3,207
Sankyo Co.	37,720	1,996
		15,754
Korea (5.1%)
Hyundai Mobis	18,940	4,492
KT Corp. ADR	64,800	1,318
Samsung Electronics	2,664	1,898
Samsung SDI	8,600	1,228
		8,936
Netherlands (8.0%)
Akzo Nobel	50,530	2,717
Fugro NV	41,758	2,813
Koninklijke Ahold	201,040	2,430
TNT NV	100,630	2,402
Unilever NV	133,528	3,766
		14,128
Norway (1.5%)
DnB NOR	218,793	2,677

South Africa (1.3%)
MTN Group	137,971	2,356

Sweden (1.8%)
Elekta AB, B Shares	28,235	950
Svenska Handelsbanken, A Shares	75,190	2,245
		3,195
Switzerland (10.6%)
Credit Suisse Group	39,164	1,445
Givaudan SA	3,163	3,170
Nestle SA	58,051	3,155
Novartis AG	23,843	1,265
Roche Holding	18,141	2,491
SGS SA	2,142	3,507
Sulzer AG	27,756	3,609
		18,642
United Kingdom (20.5%)
Amlin PLC	453,416	2,648
Antofagasta PLC	106,206	2,172
BG Group	93,875	1,696
Cairn Energy *	445,345	2,677
Experian Group	336,364	3,843
HSBC Holdings	168,916	1,717
Informa PLC	350,056	2,152
Reed Elsevier	266,484	2,110
Rio Tinto ADR	35,300	2,264
Sage Group	449,125	1,797
Smith & Nephew	148,090	1,342
Tesco PLC	310,798	2,003
Travis Perkins	68,205	857
Tullow Oil	114,896	2,050
Vodafone Group	1,858,717	4,648
Willis Group Holdings	68,200	2,171
		36,147
Total Common Stocks (Cost $151,573)		170,748

Rights (0.0%)

Belgium (0.0%)
Ageas VVPR Strip *	23,964	0
Anheuser-Busch InBev VVPR Strip *	63,890	0
		0
China (0.0%)
Bank of China *	341,700	62

Total Rights (Cost $0)		62

Warrants (0.0%)

Italy (0.0%)
UBI Banca * (Cost $0)	48,665	0

Short-Term Investments (3.2%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,554)	5,553,511	5,554

Total Investments## (99.9%) (Cost $157,127)		176,364

Cash, receivables and other assets, less liabilities (0.1%)		160

Total Net Assets (100.0%)		$ 176,524

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Large Cap Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$14,633	8.3%
Commercial Banks	12,786	7.2%
Metals & Mining	11,831	6.7%
Wireless Telecommunication Services	11,759	6.7%
Insurance	11,417	6.5%
Chemicals	10,976	6.2%
Media	9,633	5.5%
Pharmaceuticals	7,503	4.2%
Professional Services	7,350	4.2%
Food Products	6,921	3.9%
Food & Staples Retailing	6,608	3.7%
Electrical Equipment	6,146	3.5%
Machinery	5,572	3.2%
Auto Components	4,492	2.5%
Electronic Equipment, Instruments & Components	4,435	2.5%
Software	3,706	2.1%
Energy Equipment & Services	2,813	1.6%
Industrial Conglomerates	2,726	1.5%
Hotels, Restaurants & Leisure	2,632	1.5%
Trading Companies & Distributors	2,602	1.5%
Air Freight & Logistics	2,402	1.4%
Diversified Financial Services	2,376	1.3%
Health Care Equipment & Supplies	2,292	1.3%
Real Estate Management & Development	2,168	1.2%
Health Care Providers & Services	2,030	1.2%
Leisure Equipment & Products	1,996	1.1%
Communications Equipment	1,986	1.1%
Semiconductors & Semiconductor Equipment	1,898	1.1%
Beverages	1,604	0.9%
Office Electronics	1,509	0.9%
Capital Markets	1,445	0.8%
Diversified Telecommunication	1,318	0.7%
Computers & Peripherals	1,245	0.7%
Short-Term Investments and Other Assets-Net	5,714	3.3%

	$176,524	100.0%

NOVEMBER 30, 2010

Schedule of Investments Intrinsic Value Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (95.6%)

Aerospace & Defense (3.0%)
Aerovironment Inc. *	19,700	487
Ceradyne, Inc. *	49,055	1,296
Teledyne Technologies *	28,152	1,132
	2,915
Beverages (2.5%)
Constellation Brands *	120,636	2,486

Biotechnology (0.5%)
Celera Corp. *	84,086	477

Chemicals (0.8%)
Cytec Industries	15,500	741

Commercial Banks (4.8%)
Huntington Bancshares	163,000	951
Sterling Bancshares	159,400	946
TCF Financial	69,500	946
Texas Capital Bancshares *	49,700	939
Umpqua Holdings	83,400	883
	4,665
Commercial Services & Supplies (4.2%)
Avery Dennison	49,436	1,856
Brink`s Co.	40,103	984
Covanta Holding	80,600	1,267
	4,107
Communications Equipment (7.6%)
Arris Group *	118,369	1,185
Brocade Communications *	268,359	1,337
Ciena Corp. *	56,383	854
Comverse Technology *	103,058	793
Infinera Corp. *	86,200	703
SeaChange International *	106,626	857
Sierra Wireless *	70,174	780
Tekelec *	76,832	949
	7,458
Computers & Peripherals (1.6%)
Diebold, Inc.	30,192	949
Intermec Inc. *	57,200	647
	1,596
Construction & Engineering (1.8%)
Granite Construction	13,106	332
KBR, Inc.	50,800	1,376
	1,708
Consumer Finance (1.6%)
SLM Corp. *	135,413	1,564

Containers & Packaging (3.9%)
Crown Holdings *	66,300	2,057
Sealed Air	74,458	1,731
	3,788
Diversified Consumer Services (0.6%)
Corinthian Colleges *	145,226	600

Electrical Equipment (1.7%)
Hubbell Inc., Class B	29,203	1,652

Electronic Equipment, Instruments & Components (2.3%)
CTS Corp.	84,355	868
Mercury Computer Systems *	48,260	860
MTS Systems	14,329	549
	2,277
Energy Equipment & Services (5.3%)
Dresser-Rand Group *	39,720	1,507
Global Industries *	113,203	705
ION Geophysical *	179,617	1,292
TETRA Technologies *	153,843	1,692
	5,196
Health Care Equipment & Supplies (3.4%)
Beckman Coulter	28,632	1,566
Cooper Companies	31,904	1,707
	3,273
Health Care Providers & Services (1.5%)
Chemed Corp.	15,225	928
Genoptix Inc *	31,100	531
	1,459
Hotels, Restaurants & Leisure (1.2%)
Scientific Games *	150,014	1,208

Independent Power Producers & Energy Traders (0.6%)
Ormat Technologies	21,156	567

Industrial Conglomerates (2.0%)
Textron Inc.	88,539	1,980

Internet Software & Services (1.8%)
Digital River *	22,763	838
Keynote Systems	73,996	906
	1,744
IT Services (6.7%)
Broadridge Financial Solutions	55,049	1,133
Convergys Corp. *	82,900	1,069
CoreLogic, Inc.	72,811	1,326
DST Systems	36,989	1,585
Lender Processing Services	47,700	1,468
	6,581
Life Science Tools & Services (4.5%)
Accelrys Inc. *	127,263	1,072
Affymetrix, Inc. *	88,600	369
Cambrex Corp. *	223,738	955
Charles River Laboratories International *	60,071	1,961
	4,357
Machinery (5.0%)
ESCO Technologies	19,385	680
Manitowoc Co. *	65,100	715
Navistar International *	34,785	1,780
Pall Corp.	36,650	1,659
	4,834
Marine (1.3%)
Danaos Corp. *	194,371	740
Seaspan Corp.	38,150	484
	1,224
Media (0.8%)
Warner Music Group *	162,521	783

Metals & Mining (0.8%)
Harry Winston Diamond *	60,417	765

Multi-Utilities (1.8%)
CMS Energy	52,661	946
OGE Energy	18,230	812
	1,758
Oil, Gas & Consumable Fuels (1.3%)
Southern Union	53,127	1,254

Professional Services (1.1%)
FTI Consulting *	29,500	1,051

Road & Rail (1.7%)
Ryder System	37,704	1,625

Semiconductors & Semiconductor Equipment (5.5%)
Alliance Semiconductor	86,370	20
Ikanos Communications *	138,966	153
Intersil Corp.	89,513	1,141
MEMC Electronic Materials *	94,659	1,095
Ultratech, Inc. *	74,194	1,363
Verigy Ltd. *	86,100	737
Zoran Corp. *	123,562	850
	5,359
Software (5.6%)
Cadence Design Systems *	110,907	872
Fair Isaac	48,849	1,141
TIBCO Software *	49,819	978
Verint Systems *	76,205	2,507
	5,498
Specialty Retail (5.0%)
Advance Auto Parts	29,396	1,940
Chico's FAS	43,600	525
OfficeMax Inc. *	95,465	1,631
PEP Boys-Manny, Moe & Jack	60,901	755
	4,851
Textiles, Apparel & Luxury Goods (0.8%)
Carter's, Inc. *	25,600	810

Thrifts & Mortgage Finance (1.0%)
First Niagara Financial Group	78,900	978

Total Common Stocks (Cost $77,989)	93,189

Rights (0.0%)

Biotechnology (0.0%)
Pharmacopeia Drug Discovery CVR *^^ (Cost $0)	136,250	0

Short-Term Investments (4.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $4,401)	4,400,548	4,401

Total Investments## (100.1%) (Cost $82,390)	97,590

Liabilities, less cash, receivables and other assets [(0.1%)]	(53)

Total Net Assets (100.0%)		$ 97,537

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Large Cap Disciplined Growth Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (98.0%)

Aerospace & Defense (6.8%)
Boeing Co.	183,142	11,679
Precision Castparts	77,419	10,690
Rockwell Collins	157,103	8,807
United Technologies	69,432	5,226
	36,402
Auto Components (1.2%)
BorgWarner, Inc. *	111,098	6,704

Beverages (2.9%)
Coca-Cola	247,165	15,613

Biotechnology (3.0%)
Amgen Inc. *	115,251	6,073
Celgene Corp. *	168,778	10,022
	16,095
Capital Markets (0.9%)
Goldman Sachs Group	31,319	4,890

Chemicals (1.0%)
Potash Corp. of Saskatchewan	38,158	5,485

Communications Equipment (4.4%)
Cisco Systems *	584,106	11,192
F5 Networks *	54,148	7,141
Juniper Networks *	155,293	5,283
	23,616
Computers & Peripherals (9.6%)
Apple, Inc. *	114,257	35,551
EMC Corp. *	381,533	8,199
NetApp, Inc. *	157,784	8,036
	51,786
Diversified Financial Services (1.2%)
J.P. Morgan Chase	170,746	6,383

Electrical Equipment (1.2%)
Emerson Electric	114,547	6,308

Electronic Equipment, Instruments & Components (1.3%)
Corning Inc.	398,692	7,041

Energy Equipment & Services (2.8%)
Cameron International *	147,756	7,109
Schlumberger Ltd.	106,327	8,223
	15,332
Food Products (1.4%)
Mead Johnson Nutrition	128,248	7,640

Health Care Equipment & Supplies (1.0%)
Covidien PLC	121,629	5,117

Health Care Providers & Services (4.2%)
Express Scripts *	110,515	5,757
Laboratory Corp. of America Holdings *	80,463	6,600
UnitedHealth Group	286,701	10,470
	22,827
Hotels, Restaurants & Leisure (5.3%)
Ctrip.com International *	113,680	4,981
McDonald's Corp.	151,119	11,833
Starbucks Corp.	382,385	11,701
	28,515
Household Products (2.6%)
Colgate-Palmolive	69,506	5,321
Procter & Gamble	139,483	8,518
	13,839
Industrial Conglomerates (1.9%)
3M Co.	121,969	10,243

Internet & Catalog Retail (7.5%)
Amazon.com *	99,219	17,403
Netflix Inc. *	66,823	13,759
Priceline.com Inc. *	23,075	9,093
	40,255
IT Services (1.2%)
Visa Inc.	86,855	6,414

Machinery (4.6%)
Caterpillar Inc.	103,910	8,791
Cummins Inc.	103,431	10,045
Danaher Corp.	133,928	5,792
	24,628
Metals & Mining (5.6%)
Allegheny Technologies	224,214	11,592
Freeport-McMoRan Copper & Gold	185,396	18,784
	30,376
Multiline Retail (2.6%)
Nordstrom, Inc.	137,276	5,875
Target Corp.	139,225	7,928
	13,803
Oil, Gas & Consumable Fuels (5.5%)
Canadian Natural Resources	304,008	11,692
Denbury Resources *	155,935	2,835
EOG Resources	78,564	6,988
Range Resources	105,221	4,418
Southwestern Energy *	104,345	3,778
	29,711
Pharmaceuticals (1.6%)
Allergan, Inc.	131,212	8,695

Semiconductors & Semiconductor Equipment (1.1%)
Texas Instruments	185,169	5,888

Software (11.1%)
Adobe Systems *	241,512	6,697
Check Point Software Technologies *	204,135	8,751
Citrix Systems *	259,662	17,247
Oracle Corp.	613,050	16,577
Salesforce.com, Inc. *	74,112	10,318
	59,590
Textiles, Apparel & Luxury Goods (2.3%)
Coach, Inc.	102,795	5,812
V.F. Corp.	77,212	6,399
	12,211
Wireless Telecommunication Services (2.2%)
American Tower Class A *	230,644	11,664

Total Common Stocks (Cost $458,727)	527,071

Short-Term Investments (1.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $10,435)	10,435,198	10,435

Total Investments## (99.9%) (Cost $469,162)	537,506

Cash, receivables and other assets, less liabilities (0.1%)	431

Total Net Assets (100.0%)		$ 537,937

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Large Cap Value Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (98.4%)

Aerospace & Defense (2.9%)
Boeing Co.	295	19
Lockheed Martin	295	20
	39
Beverages (2.6%)
Coca-Cola	345	22
Dr. Pepper Snapple Group	355	13
	35
Biotechnology (4.2%)
Amgen Inc. *	705	37
Gilead Sciences *	545	20
	57
Capital Markets (5.4%)
Bank of New York Mellon	540	14
Goldman Sachs Group	164	26
State Street	745	32
	72
Chemicals (0.7%)
Air Products & Chemicals	100	9

Commercial Banks (4.4%)
PNC Financial Services Group	356	19
U.S. Bancorp	535	13
Wells Fargo	1,000	27
	59
Commercial Services & Supplies (1.3%)
Covanta Holding	1,146	18

Computers & Peripherals (1.3%)
Hewlett-Packard	420	18

Containers & Packaging (1.1%)
Crown Holdings *	495	15

Diversified Financial Services (6.6%)
Bank of America	2,475	27
J.P. Morgan Chase	1,660	62
	89
Diversified Telecommunication Services (3.1%)
AT&T Inc.	1,060	29
Verizon Communications	364	12
	41
Electric Utilities (3.0%)
Entergy Corp.	335	24
NextEra Energy	340	17
	41
Electronic Equipment, Instruments & Components (0.5%)
Corning Inc.	375	7

Energy Equipment & Services (2.2%)
McDermott International *	905	17
Schlumberger Ltd.	155	12
	29
Food & Staples Retailing (1.6%)
Wal-Mart Stores	400	22

Health Care Equipment & Supplies (2.0%)
Covidien PLC	650	27

Health Care Providers & Services (2.0%)
Laboratory Corp. of America Holdings *	135	11
UnitedHealth Group	420	15
	26
Hotels, Restaurants & Leisure (1.5%)
Brinker International	995	20

Household Products (1.9%)
Colgate-Palmolive	95	7
Kimberly-Clark	295	18
	25
Independent Power Producers & Energy Traders (1.4%)
NRG Energy *	970	19

Insurance (7.2%)
Everest Re Group	85	7
Lincoln National	375	9
MetLife, Inc.	715	27
Reinsurance Group of America	545	27
Travelers Cos.	490	27
	97
IT Services (1.4%)
IBM	135	19

Leisure Equipment & Products (0.6%)
Mattel Inc. *	295	8

Machinery (4.6%)
Deere & Co.	555	42
Ingersoll-Rand PLC	495	20
	62
Media (4.6%)
Comcast Corp. Class A Special	1,585	30
Omnicom Group	350	16
Time Warner	530	16
	62
Multi-Utilities (0.9%)
CenterPoint Energy	755	12

Multiline Retail (2.5%)
Macy's, Inc.	595	15
Target Corp.	335	19
	34
Office Electronics (1.3%)
Xerox Corp.	1,555	18

Oil, Gas & Consumable Fuels (13.4%)
Apache Corp.	115	13
Cabot Oil & Gas	375	13
Denbury Resources *	1,555	28
Exxon Mobil	641	45
Occidental Petroleum	615	54
Range Resources	650	27
	180
Pharmaceuticals (6.2%)
Johnson & Johnson	490	30
Pfizer Inc.	3,235	53
	83
Road & Rail (1.6%)
Norfolk Southern	365	22

Software (2.4%)
Microsoft Corp.	855	21
Symantec Corp. *	650	11
	32
Specialty Retail (1.2%)
Chico's FAS	1,360	16

Tobacco (0.8%)
Philip Morris International	190	11

Total Common Stocks (Cost $1,176)	1,324

Short-Term Investments (3.2%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $42)	41,911	42

Total Investments## (101.6%) (Cost $1,218)	1,366

Liabilities, less cash, receivables and other assets [(1.6%)]	(21)

Total Net Assets (100.0%)		$ 1,345

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Mid Cap Growth Fund
(UNAUDITED)

	Number of Shares	Value† ($000’s)
Common Stocks (96.1%)

Aerospace & Defense (2.0%)
BE Aerospace *	97,500	3,461
HEICO Corp.	34,300	1,804
Precision Castparts	42,000	5,799
		11,064
Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide	92,500	6,818

Auto Components (1.2%)
BorgWarner, Inc. *	60,000	3,620
Gentex Corp.	145,000	3,044
		6,664
Biotechnology (2.2%)
Alexion Pharmaceuticals *	120,000	9,174
BioMarin Pharmaceutical *	100,000	2,708
		11,882
Capital Markets (1.6%)
Affiliated Managers Group *	59,500	5,201
SEI Investments	152,500	3,443
		8,644
Chemicals (1.3%)
Nalco Holding	128,500	3,781
Sigma-Aldrich	47,000	2,971
		6,752
Commercial Services & Supplies (1.8%)
Stericycle, Inc. *	131,000	9,681

Communications Equipment (2.0%)
F5 Networks *	60,000	7,913
Juniper Networks *	89,000	3,028
		10,941
Computers & Peripherals (0.9%)
NetApp, Inc. *	98,000	4,991

Diversified Consumer Services (0.7%)
DeVry, Inc.	50,500	2,168
Strayer Education	10,000	1,359
		3,527
Diversified Financial Services (2.1%)
IntercontinentalExchange Inc. *	46,500	5,241
MSCI Inc. Class A *	179,900	6,127
		11,368
Electrical Equipment (3.8%)
AMETEK, Inc.	110,000	6,508
Polypore International *	55,000	1,748
Roper Industries	80,000	5,793
Sensata Technologies Holding *	223,200	6,205
		20,254
Electronic Equipment, Instruments & Components (4.6%)
Amphenol Corp. Class A	98,000	4,903
Dolby Laboratories Class A *	112,500	7,120
National Instruments	165,000	5,630
Trimble Navigation *	195,000	7,262
		24,915
Energy Equipment & Services (3.8%)
Cameron International *	75,000	3,608
CARBO Ceramics	82,000	7,967
Core Laboratories N.V.	74,600	6,386
Oil States International *	47,500	2,818
		20,779
Food & Staples Retailing (0.5%)
Fresh Market *	18,300	663
Whole Foods Market *	46,500	2,196
		2,859
Food Products (1.2%)
Mead Johnson Nutrition	111,000	6,612

Health Care Equipment & Supplies (4.0%)
Edwards Lifesciences *	96,690	6,416
Intuitive Surgical *	13,000	3,384
NxStage Medical *	195,500	4,231
ResMed Inc. *	90,000	2,875
Volcano Corp. *	180,000	4,779
		21,685
Health Care Providers & Services (2.8%)
Catalyst Health Solutions *	50,000	2,146
Express Scripts *	135,000	7,032
HMS Holdings *	94,500	5,955
		15,133
Health Care Technology (1.7%)
Cerner Corp. *	68,500	6,018
Quality Systems	50,000	3,225
		9,243
Hotels, Restaurants & Leisure (2.8%)
Hyatt Hotels Class A *	85,000	3,558
Royal Caribbean Cruises *	101,000	4,065
WMS Industries *	175,000	7,762
		15,385
Household Products (0.8%)
Church & Dwight	68,500	4,470

Internet Software & Services (1.0%)
GSI Commerce *	115,000	2,743
Rackspace Hosting *	88,000	2,567
		5,310
IT Services (2.6%)
Cognizant Technology Solutions Class A *	102,500	6,660
Sapient Corp.	185,000	2,207
VeriFone Systems *	150,000	5,213
		14,080
Leisure Equipment & Products (0.9%)
Hasbro, Inc.	100,000	4,766

Life Science Tools & Services (0.6%)
Illumina, Inc. *	50,000	3,006

Machinery (4.2%)
Cummins Inc.	62,000	6,022
Danaher Corp.	136,000	5,882
Donaldson Co.	53,500	2,905
Flowserve Corp.	34,500	3,638
Pall Corp.	91,500	4,142
		22,589
Media (1.9%)
Discovery Communications Class A *	114,500	4,669
Scripps Networks Interactive Class A	105,000	5,350
		10,019
Metals & Mining (0.6%)
Cliffs Natural Resources	47,500	3,246

Multiline Retail (2.3%)
Dollar Tree *	132,000	7,253
Nordstrom, Inc.	122,500	5,243
		12,496
Oil, Gas & Consumable Fuels (3.2%)
Concho Resources *	132,500	10,964
Whiting Petroleum *	56,500	6,218
		17,182
Pharmaceuticals (2.6%)
Perrigo Co.	75,000	4,518
Salix Pharmaceuticals *	135,000	6,028
Watson Pharmaceuticals *	75,000	3,655
		14,201
Professional Services (1.3%)
Manpower Inc.	32,000	1,802
Verisk Analytics Class A *	170,000	5,146
		6,948
Real Estate Management & Development (1.1%)
Jones Lang LaSalle	75,000	5,987

Road & Rail (0.9%)
J.B. Hunt Transport Services	135,500	4,946

Semiconductors & Semiconductor Equipment (4.7%)
Analog Devices	126,500	4,498
Avago Technologies *	242,000	6,319
Marvell Technology Group *	235,000	4,533
Microchip Technology	169,500	5,697

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Mid Cap Growth Fund cont’d
(UNAUDITED)

	Number of Shares	Value† ($000’s)
Varian Semiconductor Equipment Associates *	140,000	4,414
		25,461
Software (10.1%)
Adobe Systems *	80,000	2,218
ANSYS, Inc. *	137,000	6,645
Check Point Software Technologies *	105,000	4,501
Citrix Systems *	90,000	5,978
Informatica Corp. *	190,000	7,843
Intuit Inc. *	59,500	2,671
MICROS Systems *	104,000	4,547
RealD Inc. *	55,000	1,566
Rovi Corp. *	170,000	9,379
Salesforce.com, Inc. *	40,000	5,569
Solera Holdings	71,500	3,432
		54,349
Specialty Retail (6.2%)
Bed Bath & Beyond *	119,000	5,205
Dick's Sporting Goods *	95,000	3,250
Jo-Ann Stores *	95,000	4,602
O' Reilly Automotive *	45,000	2,708
Ross Stores	109,000	7,072
Urban Outfitters *	170,000	6,424
Williams-Sonoma	127,000	4,225
		33,486
Textiles, Apparel & Luxury Goods (2.0%)
Coach, Inc.	105,000	5,937
Phillips-Van Heusen	72,500	4,918
		10,855
Trading Companies & Distributors (2.7%)
Fastenal Co.	135,000	7,225
MSC Industrial Direct Class A	35,500	2,135
W.W. Grainger	41,000	5,122
		14,482
Wireless Telecommunication Services (4.1%)
American Tower Class A *	106,000	5,360
NII Holdings *	157,500	6,105
SBA Communications Class A *	275,000	10,766
		22,231
Total Common Stocks
(Cost $349,606)		519,307

Short-Term Investments (4.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $22,361)	22,360,752	22,361
Total Investments## (100.2%)
(Cost $371,967)		541,668
Liabilities, less cash, receivables and other assets [(0.2%)]		(1,323)

Total Net Assets (100.0%)		$ 540,345

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Multi-Cap Opportunities Fund
(UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (97.4%)

Aerospace & Defense (3.7%)
Boeing Co.	36,000	2,296

Beverages (2.6%)
PepsiCo, Inc.	25,000	1,616

Capital Markets (5.1%)
Charles Schwab	80,000	1,202
Morgan Stanley	80,000	1,957
	3,159
Chemicals (3.5%)
Ecolab Inc.	30,000	1,434
Methanex Corp.	25,000	733
	2,167
Commercial Services & Supplies (3.0%)
Covanta Holding	120,000	1,886

Communications Equipment (3.1%)
Cisco Systems *	100,000	1,916

Computers & Peripherals (3.2%)
Hewlett-Packard	47,000	1,971

Diversified Financial Services (3.4%)
J.P. Morgan Chase	57,000	2,131

Electrical Equipment (3.4%)
ABB Ltd. ADR	78,000	1,510
Rockwell Automation	9,000	595
	2,105
Energy Equipment & Services (6.6%)
Dresser-Rand Group *	15,000	569
McDermott International *	70,000	1,283
Schlumberger Ltd.	29,000	2,243
	4,095
Food Products (1.6%)
Kraft Foods	32,000	968

Gas Utilities (3.7%)
National Fuel Gas	36,000	2,281

Health Care Providers & Services (5.3%)
Aetna Inc.	59,000	1,747
Henry Schein *	27,000	1,551
	3,298
Hotels, Restaurants & Leisure (5.1%)
Darden Restaurants	38,000	1,860
McDonald's Corp.	17,000	1,331
	3,191
Household Products (2.5%)
Procter & Gamble	25,000	1,527

Industrial Conglomerates (3.7%)
3M Co.	27,000	2,267

Internet Software & Services (2.8%)
eBay Inc. *	60,000	1,748

Leisure Equipment & Products (1.5%)
Mattel Inc. *	35,000	904

Life Science Tools & Services (3.3%)
Thermo Fisher Scientific *	40,000	2,034

Media (5.8%)
News Corp. Class A	115,000	1,568
Omnicom Group	45,000	2,045
	3,613
Mutual Funds (1.3%)
S&P 500 Depositary Receipts	7,000	829

Oil, Gas & Consumable Fuels (7.6%)
Cenovus Energy	63,000	1,812
Golar LNG	70,000	974
Range Resources	46,000	1,932
	4,718
Pharmaceuticals (2.9%)
Pfizer Inc.	110,000	1,792

Software (6.4%)
Activision Blizzard	178,000	2,090
Microsoft Corp.	75,000	1,891
	3,981
Specialty Retail (4.6%)
Bed Bath & Beyond *	40,000	1,750
J. Crew Group *	25,000	1,093
	2,843
Textiles, Apparel & Luxury Goods (1.7%)
Carter's, Inc. *	33,000	1,045

Total Common Stocks (Cost $58,097)	60,381

Short-Term Investments (4.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,832)	2,831,935	2,832

Total Investments## (102.0%) (Cost $60,929)	63,213

Liabilities, less cash, receivables and other assets [(2.0%)]	(1,245)

Total Net Assets (100.0%)		$ 61,968

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Partners Fund
(UNAUDITED)

	Number of Shares	Value† ($000’s)
Common Stocks (98.8%)

Aerospace & Defense (2.6%)
Boeing Co.	897,300	57,221
Honeywell International	127,700	6,348
		63,569
Automobiles (1.9%)
General Motors *	580,730	19,861
Harley-Davidson	829,066	25,933
		45,794
Beverages (0.8%)
Coca-Cola	310,700	19,627

Biotechnology (1.0%)
Amgen Inc. *	451,100	23,768

Building Products (2.7%)
Masco Corp.	1,827,462	19,938
Owens Corning *	1,786,200	46,995
		66,933
Capital Markets (5.6%)
Goldman Sachs Group	271,900	42,454
Invesco Ltd.	2,211,300	48,074
Morgan Stanley	367,302	8,984
State Street	853,900	36,889
		136,401
Commercial Banks (4.5%)
Fifth Third Bancorp	2,600,500	31,076
SunTrust Banks	1,070,600	25,009
Wells Fargo	2,015,500	54,842
		110,927
Communications Equipment (1.1%)
Research In Motion *	439,000	27,152

Computers & Peripherals (1.7%)
Hewlett-Packard	1,010,220	42,359

Construction & Engineering (0.8%)
Chicago Bridge & Iron *	732,851	20,747

Consumer Finance (3.0%)
American Express	1,290,900	55,793
Capital One Financial	483,800	18,012
		73,805
Diversified Financial Services (8.7%)
Bank of America	5,322,700	58,283
Citigroup Inc. *	10,345,237	43,450
J.P. Morgan Chase	1,324,100	49,495
Moody's Corp.	2,295,774	61,596
		212,824
Diversified Telecommunication Services (0.7%)
Telefonica SA ADR	279,930	17,916

Electric Utilities (0.2%)
NV Energy	327,500	4,483

Electrical Equipment (1.6%)
ABB Ltd. ADR	2,067,600	40,029

Energy Equipment & Services (5.2%)
Halliburton Co.	1,079,409	40,845
McDermott International *	1,335,200	24,474
National Oilwell Varco	586,400	35,941
Weatherford International *	1,302,500	26,584
		127,844
Food & Staples Retailing (1.1%)
CVS Caremark	908,700	28,170

Health Care Equipment & Supplies (3.2%)
Covidien PLC	961,800	40,463
Zimmer Holdings *	775,300	38,191
		78,654
Health Care Providers & Services (5.4%)
Aetna Inc.	1,055,000	31,249
AmerisourceBergen Corp.	412,200	12,716
Medco Health Solutions *	745,500	45,714
WellPoint Inc. *	760,600	42,396
		132,075
Household Durables (1.8%)
NVR, Inc. *	20,790	12,889
Whirlpool Corp.	434,901	31,748
		44,637
Household Products (1.6%)
Energizer Holdings *	549,000	38,644

Independent Power Producers & Energy Traders (0.3%)
NRG Energy *	402,861	7,807

Industrial Conglomerates (1.1%)
Textron Inc.	1,193,700	26,691

Insurance (4.5%)
Berkshire Hathaway Class B *	835,000	66,533
MetLife, Inc.	887,242	33,848
Principal Financial Group	330,700	9,008
		109,389
IT Services (2.0%)
Lender Processing Services	1,614,804	49,687

Machinery (3.1%)
Bucyrus International	220,500	19,660
Ingersoll-Rand PLC	709,774	29,100
Joy Global	102,658	7,835
Terex Corp. *	843,400	20,478
		77,073
Media (2.3%)
McGraw-Hill Cos.	1,623,000	55,977

Metals & Mining (4.7%)
Cliffs Natural Resources	267,300	18,267
Freeport-McMoRan Copper & Gold	194,600	19,717
Teck Resources Class B	819,100	40,545
Walter Energy	172,200	17,675
Xstrata PLC	888,600	17,858
		114,062
Multiline Retail (2.8%)
J.C. Penney	962,547	32,024
Macy's, Inc.	1,431,500	36,761
		68,785
Oil, Gas & Consumable Fuels (10.7%)
Alpha Natural Resources *	174,430	8,645
Canadian Natural Resources	1,442,400	55,475
Cenovus Energy	1,293,200	37,205
EOG Resources	529,700	47,117
Peabody Energy	328,206	19,302
Petroleo Brasileiro ADR	1,355,600	43,976
Southwestern Energy *	903,825	32,718
Talisman Energy	877,755	16,835
		261,273
Paper & Forest Products (0.3%)
International Paper	274,700	6,859

Personal Products (1.5%)
Avon Products	1,313,547	37,515

Pharmaceuticals (3.5%)
Pfizer Inc.	1,736,725	28,291
Shire PLC ADR	810,619	57,019
		85,310
Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	1,086,300	22,943

Software (2.5%)
Check Point Software Technologies *	685,073	29,369
Oracle Corp.	1,146,300	30,996
		60,365
Specialty Retail (3.4%)
Best Buy	831,475	35,521
Limited Brands	201,400	6,781
Lowe's Cos.	1,755,300	39,845
		82,147
Total Common Stocks
(Cost $1,880,364)		2,422,241

Short-Term Investments (1.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $36,801)	36,800,559	36,801

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Partners Fund cont’d
(UNAUDITED)

Value† ($000’s)
Total Investments## (100.3%)
(Cost $1,917,165)	2,459,042
Liabilities, less cash, receivables and other assets [(0.3%)]	(8,480)

Total Net Assets (100.0%)	$ 2,450,562

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Real Estate Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (97.0%)

Apartments (12.7%)
American Campus Communities	118,800	3,736
AvalonBay Communities	60,532	6,678
Camden Property Trust	54,400	2,778
Equity Residential	162,650	8,129
Essex Property Trust	28,000	3,104
	24,425
Diversified (3.4%)
Vornado Realty Trust	79,323	6,471

Health Care (13.9%)
HCP, Inc.	231,400	7,620
Health Care REIT	84,300	3,901
Nationwide Health Properties	134,700	4,856
OMEGA Healthcare Investors	171,140	3,613
Ventas, Inc.	128,500	6,588
	26,578
Hotels, Restaurants & Leisure (3.0%)
Starwood Hotels & Resorts Worldwide	102,400	5,821

Industrial (7.3%)
AMB Property	135,510	3,954
EastGroup Properties	57,900	2,308
ProLogis	586,600	7,632
	13,894
Lodging (6.7%)
Hersha Hospitality Trust	228,800	1,403
Host Hotels & Resorts	390,243	6,431
LaSalle Hotel Properties	92,610	2,204
Pebblebrook Hotel Trust *	147,482	2,764
	12,802
Office (9.1%)
Alexandria Real Estate Equities	48,050	3,207
Boston Properties	105,700	8,858
Corporate Office Properties Trust	103,270	3,502
SL Green Realty	30,200	1,975
	17,542
Real Estate Management & Development (5.2%)
Brookfield Asset Management Class A	146,977	4,296
Brookfield Properties	221,800	3,586
Forest City Enterprises Class A *	137,500	2,111
	9,993
Regional Malls (14.0%)
General Growth Properties	383,000	6,201
Simon Property Group	183,648	18,089
Taubman Centers	54,660	2,653
	26,943
Self Storage (6.1%)
Extra Space Storage	115,600	1,852
Public Storage	102,700	9,921
	11,773
Shopping Centers (7.5%)
Acadia Realty Trust	119,562	2,183
Developers Diversified Realty	175,810	2,256
Federal Realty Investment Trust	59,700	4,620
Regency Centers	74,340	3,027
Tanger Factory Outlet Centers	46,100	2,212
	14,298
Specialty (8.1%)
Coresite Realty *	73,200	942
Digital Realty Trust	107,300	5,635
DuPont Fabros Technology	142,284	3,214
Entertainment Properties Trust	45,500	2,107
Rayonier Inc.	72,600	3,700
	15,598
Total Common Stocks (Cost $150,830)	186,138

Short-Term Investments (2.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,034)	5,034,287	5,034

Total Investments## (99.6%) (Cost $155,864)	191,172

Cash, receivables and other assets, less liabilities (0.4%)	833

Total Net Assets (100.0%)		$192,005

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Regency Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (95.7%)

Aerospace & Defense (1.8%)
Embraer-Empresa Brasileira de Aeronautica ADR	36,500	1,063
Spirit Aerosystems Holdings Class A *	35,000	681
		1,744
Auto Components (1.6%)
American Axle & Manufacturing Holdings *	15,100	162
Lear Corp. *	16,700	1,466
		1,628
Automobiles (1.2%)
Harley-Davidson	38,500	1,204

Beverages (1.1%)
Dr. Pepper Snapple Group	29,900	1,095

Building Products (2.7%)
Masco Corp.	75,400	822
Owens Corning *	71,900	1,892
		2,714
Capital Markets (2.1%)
Invesco Ltd.	85,500	1,859
Jefferies Group	11,400	275
		2,134
Commercial Banks (6.8%)
Comerica Inc.	16,400	598
Fifth Third Bancorp	132,600	1,585
First Horizon National *	45,594	436
KeyCorp	33,500	252
Regions Financial	200,900	1,081
SunTrust Banks	58,900	1,376
Synovus Financial	203,300	413
Zions Bancorp	54,300	1,056
		6,797
Construction & Engineering (1.5%)
Chicago Bridge & Iron *	52,700	1,492

Containers & Packaging (1.5%)
Temple-Inland	72,400	1,518

Diversified Financial Services (2.3%)
Moody's Corp.	84,300	2,262

Electric Utilities (2.8%)
DPL Inc.	51,800	1,312
NV Energy	110,100	1,508
		2,820
Electronic Equipment, Instruments & Components (3.5%)
Anixter International	25,800	1,441
Avnet, Inc. *	67,300	2,063
		3,504
Energy Equipment & Services (5.0%)
Complete Production Services *	33,900	965
McDermott International *	67,000	1,228
National Oilwell Varco	19,300	1,183
Noble Corp.	23,000	780
Oceaneering International *	12,200	843
		4,999
Food Products (0.2%)
J. M. Smucker	3,700	234

Gas Utilities (1.0%)
Questar Corp.	59,200	983

Health Care Providers & Services (6.5%)
Aetna Inc.	31,200	924
AmerisourceBergen Corp.	53,700	1,657
CIGNA Corp.	34,900	1,285
Coventry Health Care *	44,300	1,122
MEDNAX, Inc. *	25,300	1,548
		6,536
Household Durables (2.4%)
KB HOME	88,200	997
Whirlpool Corp.	18,800	1,372
		2,369
Household Products (1.7%)
Energizer Holdings *	24,000	1,689

Independent Power Producers & Energy Traders (0.9%)
NRG Energy *	47,200	915

Insurance (8.8%)
Assurant, Inc.	45,000	1,587
Fidelity National Financial Class A	18,600	251
Lincoln National	68,300	1,631
PartnerRe Ltd.	15,300	1,186
Principal Financial Group	62,000	1,689
StanCorp Financial Group	30,000	1,248
W. R. Berkley	46,500	1,241
		8,833
IT Services (2.1%)
Lender Processing Services	68,200	2,099

Machinery (7.4%)
AGCO Corp. *	21,900	989
Bucyrus International	23,100	2,060
Ingersoll-Rand PLC	35,400	1,451
Terex Corp. *	56,600	1,374
WABCO Holdings *	31,500	1,565
		7,439
Media (2.4%)
Cablevision Systems	15,600	494
McGraw-Hill Cos.	54,300	1,873
		2,367
Metals & Mining (3.0%)
Cliffs Natural Resources	14,300	977
Teck Resources Class B	40,100	1,985
		2,962
Multi-Utilities (4.8%)
Alliant Energy	41,300	1,500
CenterPoint Energy	52,100	814
CMS Energy	77,200	1,387
DTE Energy	12,200	544
OGE Energy	12,000	534
		4,779
Multiline Retail (3.2%)
J.C. Penney	42,000	1,397
Macy's, Inc.	70,400	1,808
		3,205
Oil, Gas & Consumable Fuels (8.3%)
Cabot Oil & Gas	10,200	357
Denbury Resources *	76,500	1,391
Newfield Exploration *	27,100	1,811
Noble Energy	16,400	1,332
Ship Finance International	30,437	661
Southwestern Energy *	24,300	879
Whiting Petroleum *	16,700	1,838
		8,269
Pharmaceuticals (1.4%)
Shire PLC ADR	20,500	1,442

Real Estate Investment Trusts (4.1%)
Alexandria Real Estate Equities	6,900	461
Annaly Capital Management	50,600	920
Boston Properties	8,900	746
Macerich Co.	21,688	1,005
Vornado Realty Trust	12,295	1,003
		4,135
Semiconductors & Semiconductor Equipment (1.2%)
Lam Research *	21,200	961
ON Semiconductor *	31,300	255
		1,216
Specialty Retail (2.4%)
Chico's FAS	80,700	973
Limited Brands	41,500	1,397
		2,370
Total Common Stocks (Cost $82,323)		95,753

Short-Term Investments (4.3%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $4,310)	4,309,878	4,310

Total Investments## (100.0%) (Cost $86,633)		100,063

Cash, receivables and other assets, less liabilities (0.0%)		6

Total Net Assets (100.0%)		$ 100,069

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Select Equities Fund
(UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (96.7%)

Aerospace & Defense (5.2%)
Boeing Co.	20,497	1,307
Honeywell International	41,208	2,048
3,355
Air Freight & Logistics (6.4%)
United Parcel Service Class B	58,989	4,137

Beverages (4.2%)
Coca-Cola Enterprises	113,282	2,736

Capital Markets (9.2%)
BlackRock, Inc.	19,238	3,136
Goldman Sachs Group	17,937	2,800
5,936
Chemicals (6.6%)
Ecolab Inc.	41,017	1,961
Monsanto Co.	38,384	2,300
4,261
Electric Utilities (4.3%)
NextEra Energy	55,569	2,813

Energy Equipment & Services (3.2%)
Schlumberger Ltd.	26,518	2,051

Household Products (5.1%)
Procter & Gamble	54,190	3,309

Industrial Gases (4.2%)
Praxair, Inc.	29,861	2,749

Internet Software & Services (3.6%)
eBay Inc. *	80,590	2,348

IT Services (9.2%)
IBM	19,292	2,729
Visa Inc.	43,598	3,220
5,949
Machinery (6.5%)
Caterpillar Inc.	15,197	1,286
Cummins Inc.	29,855	2,899
4,185
Media (2.0%)
Discovery Communications Class C *	35,546	1,262

Metals & Mining (4.3%)
BHP Billiton	38,755	2,758

Oil, Gas & Consumable Fuels (10.0%)
Occidental Petroleum	22,937	2,022
Range Resources	41,785	1,755
Suncor Energy	79,713	2,679
6,456
Road & Rail (4.1%)
Norfolk Southern	44,356	2,669

Tobacco (3.4%)
Philip Morris International	38,499	2,190

Wireless Telecommunication Services (5.2%)
American Tower Class A *	66,407	3,358

Total Common Stocks (Cost $57,868)		62,522

Short-Term Investments (2.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,892)	1,891,943	1,892

Total Investments## (99.6%) (Cost $59,760)		64,414

Cash, receivables and other assets, less liabilities (0.4%)	233

Total Net Assets (100.0%)	$ 64,647

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Small Cap Growth Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (100.0%)

Aerospace & Defense (5.6%)
BE Aerospace *	88,100	3,128
Global Defense Technology & Systems *	182,861	2,494
HEICO Corp.	125,416	6,597
	12,219
Air Freight & Logistics (1.4%)
Hub Group Class A *	95,300	3,110

Biotechnology (1.8%)
Alexion Pharmaceuticals *	50,800	3,884

Business Services - IT Business Services (1.4%)
Syntel, Inc.	63,600	3,036

Capital Markets (0.9%)
HFF Inc. Class A *	207,500	1,921

Chemicals (4.6%)
Ferro Corporation *	148,700	2,122
Sensient Technologies	90,100	3,061
Solutia Inc. *	228,500	4,885
	10,068
Commercial Services & Supplies (1.0%)
Team, Inc. *	101,600	2,068

Communications Equipment (3.9%)
Aruba Networks *	117,300	2,487
NETGEAR, Inc. *	88,431	2,810
Riverbed Technology *	91,800	3,113
	8,410
Consumer Finance (1.2%)
Green Dot Class A *	45,700	2,645

Diversified Consumer Services (1.0%)
Steiner Leisure *	56,300	2,264

Diversified Financial Services (1.1%)
Portfolio Recovery Associates *	36,100	2,288

Electrical Equipment (2.6%)
GrafTech International *	120,700	2,366
Polypore International *	103,400	3,286
	5,652
Electronic Equipment, Instruments & Components (2.8%)
DTS, Inc. *	60,900	2,858
Newport Corp. *	215,400	3,130
	5,988
Energy Equipment & Services (1.0%)
Superior Energy Services *	68,000	2,270

Food & Staples Retailing (1.4%)
Fresh Market *	85,700	3,107

Food Products (2.4%)
Diamond Foods	64,200	2,988
TreeHouse Foods *	46,500	2,310
	5,298
Health Care Equipment & Supplies (6.8%)
Cyberonics Inc. *	107,800	2,897
Neogen Corporation *	68,600	2,548
Sirona Dental Systems *	89,700	3,390
Volcano Corp. *	122,400	3,250
Zoll Medical *	83,400	2,787
	14,872
Health Care Providers & Services (4.3%)
Air Methods *	61,900	3,047
HMS Holdings *	54,700	3,447
IPC The Hospitalist *	89,200	2,892
	9,386
Health Care Technology (1.3%)
SXC Health Solutions *	72,200	2,769

Hotels, Restaurants & Leisure (6.4%)
7 Days Group Holdings ADR *	123,700	2,934
Gaylord Entertainment *	102,200	3,509
Home Inns & Hotels Management ADR *	55,100	2,623
Orient-Express Hotels Class A *	202,053	2,338
Texas Roadhouse *	144,200	2,464
	13,868
Internet & Catalog Retail (0.7%)
Makemytrip Ltd. *	49,900	1,418

Internet Software & Services (6.8%)
IAC/ InterActiveCorp *	115,100	3,241
LivePerson, Inc. *	275,500	2,661
LogMeIn, Inc. *	74,500	3,262
OpenTable, Inc. *	38,774	2,813
Rackspace Hosting *	97,000	2,830
	14,807
IT Services (1.3%)
Camelot Information Systems ADR *	119,400	2,733

Machinery (2.3%)
Actuant Corp. Class A	116,900	2,762
Nordson Corp.	27,300	2,169
	4,931
Metals & Mining (1.9%)
Globe Specialty Metals	126,300	2,047
Worthington Industries	126,800	2,032
	4,079
Oil, Gas & Consumable Fuels (6.5%)
Brigham Exploration *	162,500	4,087
Clayton Williams Energy *	38,000	2,856
Concho Resources *	28,700	2,375
Rosetta Resources *	132,400	4,742
	14,060
Pharmaceuticals (2.5%)
Medicis Pharmaceutical Class A	79,100	2,084
Salix Pharmaceuticals *	76,700	3,425
	5,509
Professional Services (1.3%)
Corporate Executive Board	84,000	2,914

Semiconductors & Semiconductor Equipment (2.3%)
Cavium Networks *	61,100	2,248
Hittite Microwave *	48,400	2,771
	5,019
Software (9.1%)
Fortinet Inc. *	76,900	2,451
SS&C Technologies Holdings *	196,900	3,822
TIBCO Software *	118,700	2,331
Ultimate Software Group *	207,400	9,098
VanceInfo Technologies ADR *	56,200	2,114
	19,816
Specialty Retail (6.3%)
hhgregg, Inc. *	86,300	2,164
Hibbett Sports *	91,600	3,137
PEP Boys-Manny, Moe & Jack	188,300	2,333
Tractor Supply	74,400	3,160
Vitamin Shoppe *	101,400	2,992
	13,786
Textiles, Apparel & Luxury Goods (3.7%)
Deckers Outdoor *	46,300	3,561
Steven Madden *	50,650	2,292
Warnaco Group *	38,500	2,073
	7,926
Trading Companies & Distributors (2.4%)
MSC Industrial Direct Class A	46,100	2,772
Watsco, Inc.	39,600	2,387
	5,159
Total Common Stocks (Cost $171,776)	217,280

Short-Term Investments (0.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $0)	1	0

Total Investments## (100.0%) (Cost $171,776)	217,280

Liabilities, less cash, receivables and other assets [(0.0%)]	(42)

Total Net Assets (100.0%)		$ 217,238

See Notes to Schedule of Investments

NOVEMBER 30, 2010

Schedule of Investments Socially Responsive Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (95.7%)

Capital Markets (9.3%)
Bank of New York Mellon	1,457,607	39,341
BlackRock, Inc.	210,200	34,262
Charles Schwab	3,473,959	52,214
	125,817
Commercial Services & Supplies (2.1%)
Herman Miller	1,303,425	28,076

Electronic Equipment, Instruments & Components (5.8%)
Anixter International	728,105	40,679
National Instruments	1,081,217	36,891
	77,570
Food & Staples Retailing (2.1%)
Costco Wholesale	409,200	27,666

Food Products (5.0%)
J.M. Smucker	595,125	37,642
McCormick & Company	659,450	29,022
	66,664
Health Care Equipment & Supplies (8.2%)
Becton, Dickinson & Co.	503,340	39,225
Covidien PLC	973,800	40,968
Hospira, Inc. *	526,472	29,619
	109,812
Household Products (2.9%)
Procter & Gamble	649,600	39,671

Industrial Conglomerates (3.2%)
3M Co.	520,540	43,715

Industrial Gases (2.4%)
Praxair, Inc.	353,500	32,540

Insurance (5.0%)
Markel Corp. *	77,135	27,266
Progressive Corp.	1,989,415	40,465
	67,731
Internet Software & Services (3.9%)
Yahoo! Inc. *	3,287,400	51,842

IT Services (3.0%)
MasterCard, Inc. Class A	171,800	40,722

Machinery (4.5%)
Danaher Corp.	1,395,430	60,352

Media (5.3%)
Comcast Corp. Class A Special	1,680,175	31,873
Scripps Networks Interactive Class A	776,920	39,584
	71,457
Oil, Gas & Consumable Fuels (11.7%)
BG Group PLC	2,955,369	53,393
Cimarex Energy	257,604	20,748
Newfield Exploration *	852,730	56,988
Noble Energy	328,800	26,715
	157,844
Pharmaceuticals (4.5%)
Novo Nordisk A/S Class B	256,378	25,360
Roche Holding AG	255,666	35,103
	60,463
Professional Services (1.3%)
ICF International *	746,500	17,871

Road & Rail (1.8%)
Canadian National Railway	383,825	24,546

Semiconductors & Semiconductor Equipment (7.8%)
Altera Corp.	1,253,955	44,001
Texas Instruments	1,920,280	61,065
	105,066
Software (2.7%)
Intuit Inc. *	813,025	36,497

Specialty Chemicals (1.0%)
Novozymes A/S Class B	98,700	12,883

Trading Companies & Distributors (2.2%)
W.W. Grainger	234,200	29,259

Total Common Stocks (Cost $1,071,332)	1,288,064

Short-Term Investments (4.5%)
State Street Institutional Government Money Market Fund Institutional Class (Cost $60,153)	60,153,324	60,153

	Principal Amount

Certificates of Deposit (0.0%)
Carver Federal Savings, 0.34%, due 12/27/10	$100,000	100
Self Help Credit Union, 1.00%, due 1/29/11	100,000	100
Self Help Credit Union, 1.00%, due 2/16/11	100,000	100

Total Certificates of Deposit# (Cost $300)		300

Total Investments## (100.2%) (Cost $1,131,785)		1,348,517

Liabilities, less cash, receivables and other assets [(0.2%)]	(2,890)

Total Net Assets (100.0%)	$ 1,345,627

See Notes to Schedule of Investments

November 30, 2010 (unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Fund (“International”), Neuberger Berman International Institutional Fund (“International Institutional”), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Partners Fund (“Partners”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Regency Fund (“Regency”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), and Neuberger Berman Socially Responsive Fund (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted in active markets (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used to evaluate convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

benchmark curves, trade execution data, and sensitivity analysis, when available. Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Government Money Market Fund Institutional Class and State Street Institutional Liquid Reserves Fund Institutional Class are valued using the respective fund’s daily calculated NAV.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For both debt and equity securities, if a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a fund might reasonably expect to receive on a current sale in an orderly transaction, the affected Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Board of Trustees of Neuberger Berman Equity Funds (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices are expressed in local currency values and are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of November 30, 2010:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total

Emerging Markets Equity
Investments:
Common Stocks§	30,675	-	-	30,675
Preferred Stocks
Brazil	2,716	-	0	2,716
Rights§	18	-	-	18
Short-Term Investments	-	2,307	-	2,307
Total Investments	33,409	2,307	0	35,716
Equity Income
Investments:
Common Stocks§	400,323	-	-	400,323
Convertible Preferred Stocks	7,046	-	-	7,046
Convertible Bonds	-	88,977	-	88,977
Short-Term Investments	-	37,884	-	37,884
Total Investments	407,369	126,861	-	534,230

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Focus
Investments:
Common Stocks§	555,761	-	-	555,761
Short-Term Investments	-	6,647	-	6,647
Total Investments	555,761	6,647	-	562,408
Genesis
Investments:
Common Stocks§	9,870,624	-	-	9,870,624
Short-Term Investments	-	512,022	-	512,022
Total Investments	9,870,624	512,022	-	10,382,646
Guardian
Investments:
Common Stocks§	1,070,063	-	-	1,070,063
Short-Term Investments	-	29,693	-	29,693
Total Investments	1,070,063	29,693	-	1,099,756
International
Investments:
Common Stocks§	335,390	-	-	335,390
Preferred Stocks
Brazil	-	-	11	11
Rights§	118	-	-	118
Warrants§	1	-	-	1
Short-Term Investments	-	8,034	-	8,034
Total Investments	335,509	8,034	11	343,554
International Institutional
Investments:
Common Stocks§	181,817	-	-	181,817
Rights§	63	-	-	63
Warrants§	1	-	-	1
Short-Term Investments	-	5,092	-	5,092
Total Investments	181,881	5,092	-	186,973
International Large Cap
Investments:
Common Stocks§	170,748	-	-	170,748
Rights§	62	-	-	62
Warrants§	0	-	-	0
Short-Term Investments	-	5,554	-	5,554
Total Investments	170,810	5,554	-	176,364
Intrinsic Value
Investments:
Common Stocks§	93,189	-	-	93,189
Rights§	-	-	0	0
Short-Term Investments	-	4,401	-	4,401
Total Investments	93,189	4,401	0	97,590
Large Cap Disciplined Growth
Investments:
Common Stocks§	527,071	-	-	527,071
Short-Term Investments	-	10,435	-	10,435
Total Investments	527,071	10,435	-	537,506
Large Cap Value
Investments:
Common Stocks§	1,324	-	-	1,324
Short-Term Investments	-	42	-	42

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	1,324	42	-	1,366
Mid Cap Growth
Investments:
Common Stocks§	519,307	-	-	519,307
Short-Term Investments	-	22,361	-	22,361
Total Investments	519,307	22,361	-	541,668
Multi-Cap Opportunities
Investments:
Common Stocks§	60,381	-	-	60,381
Short-Term Investments	-	2,832	-	2,832
Total Investments	60,381	2,832	-	63,213
Partners
Investments:
Common Stocks§	2,422,241	-	-	2,422,241
Short-Term Investments	-	36,801	-	36,801
Total Investments	2,422,241	36,801	-	2,459,042
Real Estate
Investments:
Common Stocks§	186,138	-	-	186,138
Short-Term Investments	-	5,034	-	5,034
Total Investments	186,138	5,034	-	191,172
Regency
Investments:
Common Stocks§	95,753	-	-	95,753
Short-Term Investments	-	4,310	-	4,310
Total Investments	95,753	4,310	-	100,063
Select Equities
Investments:
Common Stocks§	62,522	-	-	62,522
Short-Term Investments	-	1,892	-	1,892
Total Investments	62,522	1,892	-	64,414
Small Cap Growth
Investments:
Common Stocks§	217,280	-	-	217,280
Short-Term Investments	-	0	-	0
Total Investments	217,280	0	-	217,280
Socially Responsive
Investments:
Common Stocks§	1,288,064	-	-	1,288,064
Short-Term Investments	-	60,153	-	60,153
Certificates of Deposit	-	300	-	300
Total Investments	1,288,064	60,453	-	1,348,517

§	The Schedule of Investments provides information on the industry or country categorization for the portfolio.

§§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

(000’s omitted)	Beginning balance, as of 9/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 11/30/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/10

Investments in Securities:
Emerging Markets Equity
Preferred Stocks Brazil	$0	$-	$-	$-	$-	$0	$-
Total	0	-	-	-	-	0	-
International
Preferred Stocks Brazil	11	-	0	-	-	11	0
Total	11	-	0	-	-	11	0
Intrinsic Value
Rights	-	-	0	-	-	0	0
Total	-	-	0	-	-	0	0

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of November 30, 2010:
(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(240)	$-	$-	$(240)

#	At cost, which approximates market value.

##	At November 30, 2010, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$32,714	$3,584	$582	$3,002
Equity Income	505,469	32,453	3,692	28,761
Focus	517,078	57,762	12,432	45,330
Genesis	6,862,888	3,669,763	150,005	3,519,758
Guardian	916,998	221,184	38,426	182,758
International	294,123	62,677	13,246	49,431
International Institutional	162,971	31,622	7,620	24,002
International Large Cap	158,821	21,996	4,453	17,543
Intrinsic Value	82,768	20,869	6,047	14,822
Large Cap Disciplined Growth	470,794	75,281	8,569	66,712
Large Cap Value	1,226	163	23	140
Mid Cap Growth	372,704	169,998	1,034	168,964
Multi-Cap Opportunities	60,975	4,033	1,795	2,238
Partners	1,924,887	579,028	44,873	534,155
Real Estate	161,169	30,436	433	30,003
Regency	89,084	12,655	1,676	10,979
Select Equities	59,990	5,118	694	4,424
Small Cap Growth	173,291	44,782	793	43,989
Socially Responsive	1,132,504	251,373	35,360	216,013

*	Security did not produce income during the last twelve months.

^	Affiliated issuer.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

‡‡	At November 30, 2010, Equity Income had outstanding call and put options written as follows:

Shares	Securities and Options	Market Value of Options
10,000	AvalonBay Communities, Call April 2011 @ 130	$3,000
5,000	CNOOC Ltd., Call December 2010 @ 200	92,000
5,000	CNOOC Ltd., Call March 2011 @ 230	55,000
5,000	Digital Realty Trust, Put January 2011 @ 50	8,000
7,500	Kimberly-Clark, Put January 2011 @ 60	7,000
7,500	Kimberly-Clark, Put April 2011 @ 57.5	10,000
10,000	Knightsbridge Tankers, Call March 2011 @ 22.5	12,000
10,000	Knightsbridge Tankers, Call March 2011 @ 25	3,000
15,000	Norfolk Southern, Call March 2011 @ 70	7,000
10,000	PG&E Corp., Call March 2011 @ 50	7,000
10,000	Philip Morris International, Call January 2011 @ 60	5,000
10,000	Philip Morris International, Call March 2011 @ 62.5	7,000
15,000	Rayonier Inc., Call February 2011 @ 55	9,000
10,000	Royal Gold, Call April 2011 @ 60	15,000
	Total	$240,000

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At November 30, 2010, these securities amounted to approximately $15,000 or 0.0% of net assets for Emerging Markets Equity, approximately $17,023,000 or 3.1% of net assets for Equity Income, approximately $1,982,000 or 0.6% of net assets for International and approximately $972,000 or 0.5% of net assets for International Institutional.

Ñ
These securities have been deemed by the investment manager to be illiquid.  At November 30, 2010, these securities amounted to approximately $101 or 0.0% of net assets for Emerging Markets Equity and approximately $5,195,000 or 1.5% of net assets for International.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.
ØØ	All or a portion of this security is segregated in connection with written options.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer
Date: January 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer
Date: January 19, 2011

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer
Date: January 19, 2011